Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
July 31, 2023
GUX-NPRT3-0923
1.929356.111
Common Stocks - 98.5%
	Shares	Value ($)
Australia - 5.0%
Ampol Ltd.	87,917	1,939,919
AngloGold Ashanti Ltd.	154,209	3,420,309
ANZ Group Holdings Ltd.	1,094,511	18,988,867
APA Group unit	427,285	2,870,073
Aristocrat Leisure Ltd.	213,804	5,648,266
ASX Ltd.	71,202	2,970,497
Aurizon Holdings Ltd.	668,740	1,711,424
BHP Group Ltd.	1,845,707	57,041,422
BlueScope Steel Ltd.	166,637	2,444,553
Brambles Ltd.	506,984	4,791,414
Cochlear Ltd.	23,920	3,842,920
Coles Group Ltd.	487,417	5,955,370
Commonwealth Bank of Australia	615,361	43,693,958
Computershare Ltd.	210,604	3,547,885
DEXUS Property Group unit	393,147	2,170,712
EBOS Group Ltd.	56,821	1,360,488
Endeavour Group Ltd.	518,216	2,116,361
Flutter Entertainment PLC (a)	11,178	2,224,954
Flutter Entertainment PLC (Ireland) (a)	53,046	10,550,826
Fortescue Metals Group Ltd.	616,470	8,977,317
Glencore PLC	3,887,239	23,639,997
Goodman Group unit	615,138	8,486,886
IDP Education Ltd.	90,290	1,508,917
IGO Ltd.	246,857	2,288,231
Insurance Australia Group Ltd.	891,545	3,551,185
Lendlease Group unit	248,471	1,440,329
Macquarie Group Ltd.	133,664	15,712,767
Medibank Private Ltd.	999,467	2,356,410
Mineral Resources Ltd.	63,841	3,063,061
Mirvac Group unit	1,446,966	2,274,309
National Australia Bank Ltd.	1,143,566	21,906,208
Newcrest Mining Ltd.	325,369	5,836,131
Northern Star Resources Ltd.	417,582	3,228,438
Orica Ltd.	166,586	1,762,359
Origin Energy Ltd.	629,689	3,582,489
Pilbara Minerals Ltd.	980,590	3,187,926
Qantas Airways Ltd. (a)	329,536	1,445,411
QBE Insurance Group Ltd.	542,054	5,741,820
Ramsay Health Care Ltd.	67,764	2,681,411
REA Group Ltd.	19,552	2,068,854
Reece Ltd.	86,045	1,132,810
Rio Tinto Ltd.	135,141	10,626,937
Rio Tinto PLC	410,011	27,100,825
Santos Ltd.	1,210,967	6,516,205
Scentre Group unit	1,878,065	3,544,805
SEEK Ltd.	123,232	2,061,096
Sonic Healthcare Ltd.	161,958	3,823,870
South32 Ltd.	1,654,578	4,356,828
Stockland Corp. Ltd. unit	874,883	2,479,921
Suncorp Group Ltd.	461,005	4,406,420
Telstra Group Ltd.	1,475,263	4,221,380
The GPT Group unit	688,961	2,008,444
The Lottery Corp. Ltd.	817,274	2,838,138
Transurban Group unit	1,120,991	10,797,585
Treasury Wine Estates Ltd.	263,687	1,992,584
Vicinity Centres unit	1,431,400	1,898,906
Washington H. Soul Pattinson & Co. Ltd.	83,485	1,847,733
Wesfarmers Ltd.	412,895	13,770,009
Westpac Banking Corp.	1,278,797	19,189,344
WiseTech Global Ltd.	60,867	3,507,470
Woodside Energy Group Ltd.	691,395	17,820,836
Woolworths Group Ltd.	444,027	11,518,528
TOTAL AUSTRALIA		459,491,348
Austria - 0.2%
Erste Group Bank AG	125,011	4,725,517
Mondi PLC	166,716	2,921,555
Mondi PLC	11,560	201,909
OMV AG	54,176	2,442,227
Verbund AG	24,621	2,039,784
Voestalpine AG	43,240	1,431,026
TOTAL AUSTRIA		13,762,018
Belgium - 0.5%
Ageas	58,065	2,459,850
Anheuser-Busch InBev SA NV	316,079	18,081,508
D'ieteren Group	8,066	1,407,442
Elia Group SA/NV	10,902	1,341,317
Groupe Bruxelles Lambert SA	36,843	2,979,023
KBC Group NV	91,057	6,853,387
Sofina SA	5,698	1,354,482
Solvay SA Class A	27,326	3,277,903
UCB SA	45,807	4,055,373
Umicore SA	75,038	2,222,261
Warehouses de Pauw	60,786	1,796,503
TOTAL BELGIUM		45,829,049
Brazil - 1.2%
Ambev SA	1,718,400	5,400,037
Atacadao SA	222,100	644,401
B3 SA - Brasil Bolsa Balcao	2,111,698	6,653,830
Banco Bradesco SA	512,115	1,608,228
Banco BTG Pactual SA unit	434,100	3,122,123
Banco do Brasil SA	312,100	3,180,565
Banco Santander SA (Brasil) unit	143,100	864,274
BB Seguridade Participacoes SA	259,600	1,708,433
CCR SA	373,000	1,048,305
Centrais Eletricas Brasileiras SA (Electrobras)	438,880	3,587,145
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	125,600	1,543,190
Companhia Siderurgica Nacional SA (CSN)	236,800	693,061
Cosan SA	450,464	1,899,498
CPFL Energia SA	80,700	610,615
Energisa SA unit	77,800	825,754
Eneva SA (a)	312,900	884,689
ENGIE Brasil Energia SA	65,750	612,346
Equatorial Energia SA	380,047	2,695,591
Hapvida Participacoes e Investimentos SA (a)(b)	1,914,255	1,943,098
Hypera SA	153,000	1,399,689
Klabin SA unit	283,700	1,379,878
Localiza Rent a Car SA	324,884	4,618,282
Lojas Renner SA	345,722	1,370,825
Magazine Luiza SA (a)	1,120,952	794,119
Natura & Co. Holding SA	332,703	1,285,431
Petroleo Brasileiro SA - Petrobras (ON)	1,375,409	10,124,872
Prio SA (a)	277,500	2,677,145
Raia Drogasil SA	468,664	2,871,202
Rede D'Oregon Sao Luiz SA (b)	211,792	1,612,374
Rumo SA	480,200	2,360,000
Sendas Distribuidora SA	460,500	1,311,749
Suzano Papel e Celulose SA	292,438	2,972,772
Telefonica Brasil SA	155,200	1,382,072
TIM SA	312,900	948,874
Totvs SA	190,800	1,193,118
Ultrapar Participacoes SA	253,900	1,014,258
Vale SA	1,238,886	18,119,240
Vibra Energia SA	437,351	1,584,314
Weg SA	609,300	5,143,697
Wheaton Precious Metals Corp.	164,317	7,368,190
Yara International ASA	60,121	2,458,216
TOTAL BRAZIL		113,515,500
Burkina Faso - 0.0%
Endeavour Mining PLC	67,689	1,633,131
Canada - 7.3%
Agnico Eagle Mines Ltd. (Canada)	179,095	9,389,025
Air Canada (a)	61,918	1,141,021
Algonquin Power & Utilities Corp.	247,862	2,045,075
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	286,321	14,495,727
AltaGas Ltd.	104,413	2,061,101
ARC Resources Ltd.	221,585	3,347,343
Bank of Montreal	259,025	24,070,772
Bank of Nova Scotia	434,427	21,875,367
Barrick Gold Corp. (Canada)	641,123	11,075,556
BCE, Inc.	26,943	1,163,822
Brookfield Asset Management Ltd. Class A	126,856	4,279,039
Brookfield Corp. (Canada) Class A	513,112	17,911,156
CAE, Inc. (a)	114,840	2,623,994
Cameco Corp.	157,156	5,525,160
Canadian Apartment Properties (REIT) unit	29,606	1,154,244
Canadian Imperial Bank of Commerce	330,148	14,541,384
Canadian National Railway Co.	207,080	25,101,177
Canadian Natural Resources Ltd.	402,862	24,498,922
Canadian Pacific Kansas City Ltd.	339,103	27,901,775
Canadian Tire Ltd. Class A (non-vtg.)	19,403	2,664,905
Canadian Utilities Ltd. Class A (non-vtg.)	45,634	1,136,481
CCL Industries, Inc. Class B	54,736	2,624,207
Cenovus Energy, Inc. (Canada)	520,382	9,897,380
CGI, Inc. Class A (sub. vtg.) (a)	77,006	7,825,279
Constellation Software, Inc.	7,326	15,477,908
Descartes Systems Group, Inc. (Canada) (a)	30,548	2,382,635
Dollarama, Inc.	103,826	6,839,060
Element Fleet Management Corp.	142,615	2,300,399
Emera, Inc.	98,682	4,002,958
Empire Co. Ltd. Class A (non-vtg.)	57,879	1,571,795
Enbridge, Inc.	737,710	27,121,815
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,226	6,562,834
FirstService Corp.	14,838	2,323,849
Fortis, Inc.	177,648	7,572,589
Franco-Nevada Corp.	69,771	10,181,121
George Weston Ltd.	23,180	2,669,308
GFL Environmental, Inc.	78,589	2,683,701
Gildan Activewear, Inc.	65,201	2,027,750
Great-West Lifeco, Inc.	103,899	3,133,556
Hydro One Ltd. (b)	120,711	3,405,338
iA Financial Corp., Inc.	37,583	2,603,862
IGM Financial, Inc.	31,741	989,070
Imperial Oil Ltd.	74,099	3,991,956
Intact Financial Corp.	64,013	9,456,924
Ivanhoe Mines Ltd. (a)	223,295	2,367,318
Keyera Corp.	85,251	2,134,103
Kinross Gold Corp.	463,550	2,309,577
Loblaw Companies Ltd.	58,445	5,185,656
Magna International, Inc. Class A (sub. vtg.)	98,931	6,362,824
Manulife Financial Corp.	674,811	13,489,567
Metro, Inc.	84,597	4,553,027
National Bank of Canada	123,009	9,634,376
Northland Power, Inc.	91,764	1,775,224
Nutrien Ltd.	181,924	12,536,635
Nuvei Corp. (Canada) (a)(b)	23,214	791,668
Onex Corp. (sub. vtg.)	25,390	1,559,425
Open Text Corp.	98,094	4,213,434
Pan American Silver Corp.	134,003	2,268,189
Parkland Corp.	51,444	1,404,845
Pembina Pipeline Corp.	199,099	6,303,707
Power Corp. of Canada (sub. vtg.)	211,095	5,980,745
Quebecor, Inc. Class B (sub. vtg.)	57,036	1,396,217
RB Global, Inc.	65,889	4,255,191
Restaurant Brands International, Inc.	106,800	8,176,135
Restaurant Brands International, Inc. (c)	867	66,378
RioCan (REIT)	51,889	788,969
Rogers Communications, Inc. Class B (non-vtg.)	128,765	5,638,260
Royal Bank of Canada	505,613	50,126,104
Saputo, Inc.	93,170	1,967,052
Shopify, Inc. Class A (a)	436,040	29,456,219
Sun Life Financial, Inc.	214,902	11,310,203
Suncor Energy, Inc.	484,188	15,150,037
TC Energy Corp.	370,270	13,270,360
Teck Resources Ltd. Class B (sub. vtg.)	165,805	7,365,758
TELUS Corp.	171,352	3,051,109
TFI International, Inc. (Canada)	28,780	3,693,941
The Toronto-Dominion Bank	663,914	43,782,627
Thomson Reuters Corp.	58,951	7,957,591
TMX Group Ltd.	98,665	2,192,306
Toromont Industries Ltd.	30,355	2,586,269
Tourmaline Oil Corp.	116,721	6,049,151
West Fraser Timber Co. Ltd.	20,572	1,733,249
WSP Global, Inc.	45,334	6,244,963
TOTAL CANADA		664,776,749
Chile - 0.2%
Antofagasta PLC	144,905	3,119,543
Banco de Chile	16,848,951	1,875,799
Banco de Credito e Inversiones	21,867	656,835
Banco Santander Chile	24,431,455	1,304,358
Cencosud SA	468,435	1,006,727
Compania Cervecerias Unidas SA	44,893	372,224
Compania Sud Americana de Vapores SA	5,525,781	418,248
Empresas CMPC SA	401,073	791,681
Empresas COPEC SA	145,804	1,118,367
Enel Americas SA (a)	7,996,130	1,080,835
Enel Chile SA	10,493,477	724,085
Falabella SA	316,660	875,685
Lundin Mining Corp.	237,405	2,122,629
TOTAL CHILE		15,467,016
China - 9.0%
360 Security Technology, Inc. (A Shares) (a)	161,800	268,881
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	48,200	181,388
3Peak, Inc. (A Shares)	2,486	81,738
3SBio, Inc. (b)	670,500	643,943
AAC Technology Holdings, Inc.	260,000	592,750
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	13,645	272,831
AECC Aero-Engine Control Co. Ltd. (A Shares)	27,900	90,581
AECC Aviation Power Co. Ltd.	58,200	329,508
Agricultural Bank of China Ltd.:
(A Shares)	2,154,700	1,092,011
(H Shares)	10,189,000	3,697,300
Aier Eye Hospital Group Co. Ltd. (A Shares)	207,169	583,848
AIMA Technology Group Co. Ltd.	16,400	78,363
Air China Ltd.:
(A Shares) (a)	192,700	252,246
(H Shares) (a)	680,000	555,412
Airtac International Group	52,043	1,540,497
Akeso, Inc. (a)(b)	186,000	979,023
Alibaba Group Holding Ltd. (a)	6,026,212	77,011,289
Alibaba Health Information Technology Ltd. (a)	1,684,000	1,191,922
Aluminum Corp. of China Ltd.:
(A shares)	648,700	578,515
(H Shares)	638,000	314,955
Amlogic Shanghai Co. Ltd. (A Shares) (a)	8,978	110,660
Angel Yeast Co. Ltd. (A Shares)	19,600	101,693
Anhui Conch Cement Co. Ltd.:
(A Shares)	32,800	124,628
(H Shares)	515,000	1,548,520
Anhui Gujing Distillery Co. Ltd. (B Shares)	55,802	1,042,571
Anhui Honglu Steel Construction Group Co. Ltd.	14,950	69,049
Anhui Kouzi Distillery Co. Ltd. (A Shares)	13,500	115,083
Anhui Yingjia Distillery Co. Ltd. (A Shares)	14,800	144,627
Anjoy Foods Group Co. Ltd. (A Shares)	6,700	144,641
Anta Sports Products Ltd.	443,200	5,188,445
Apeloa Pharmaceutical Co. Ltd. A Shares	27,200	67,136
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	19,000	72,805
ASR Microelectronics Co. Ltd. (A Shares)	8,869	95,559
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	7,360	128,389
Autobio Diagnostics Co. Ltd.	12,800	100,335
Autohome, Inc. ADR Class A	26,665	852,480
Avary Holding Shenzhen Co. Ltd. (A Shares)	39,400	135,198
AVIC Capital Co. Ltd. (A Shares)	204,200	117,498
AviChina Industry & Technology Co. Ltd. (H Shares)	871,000	435,561
Avicopter PLC (A Shares)	13,700	78,006
Baidu, Inc. Class A (a)	820,744	16,046,191
Bank of Beijing Co. Ltd. (A Shares)	471,716	308,410
Bank of Changsha Co. Ltd. (A Shares)	104,200	119,914
Bank of Chengdu Co. Ltd. (A Shares)	77,600	153,618
Bank of China Ltd.:
(A Shares)	1,027,200	562,294
(H Shares)	28,521,000	10,568,887
Bank of Communications Co. Ltd.:
(A Shares)	730,700	595,379
(H Shares)	3,369,000	2,030,325
Bank of Hangzhou Co. Ltd. (A Shares)	119,780	205,592
Bank of Jiangsu Co. Ltd. (A Shares)	314,230	317,626
Bank of Nanjing Co. Ltd. (A Shares)	211,900	254,240
Bank of Ningbo Co. Ltd. (A Shares)	146,440	597,011
Bank of Shanghai Co. Ltd. (A Shares)	226,720	195,842
Bank of Suzhou Co. Ltd.	79,200	79,169
Baoshan Iron & Steel Co. Ltd. (A Shares)	458,800	412,373
BBMG Corp. (H Shares)	513,000	60,516
BeiGene Ltd. (a)	247,471	4,098,746
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	666,000	434,669
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	96,900	96,048
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	14,800	63,756
Beijing Easpring Material Technology Co. Ltd. (A Shares)	10,900	75,324
Beijing Enlight Media Co. Ltd. (A Shares)	63,600	74,616
Beijing Enterprises Holdings Ltd.	187,500	744,095
Beijing Enterprises Water Group Ltd.	1,442,000	351,306
Beijing Kingsoft Office Software, Inc. (A Shares)	10,337	587,560
Beijing New Building Materials PLC (A Shares)	36,100	143,181
Beijing Roborock Technology Co. Ltd. (A Shares)	3,052	117,917
Beijing Shiji Information Technology Co. Ltd. (A Shares)	52,733	102,767
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	39,300	137,551
Beijing Tongrentang Co. Ltd. (A Shares)	29,200	208,612
Beijing United Information Technology Co. Ltd. (A Shares)	16,225	86,954
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	18,746	181,744
Beijing Yanjing Brewery Co. Ltd. (A Shares)	64,000	101,338
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	722,800	553,525
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	9,600	121,633
Betta Pharmaceuticals Co. Ltd. (A Shares)	8,800	67,083
BGI Genomics Co. Ltd.	8,300	69,814
Bilibili, Inc. Class Z (a)	70,751	1,345,672
Bloomage Biotechnology Corp. Ltd. (A Shares)	10,867	148,214
BOC Aviation Ltd. Class A (b)	74,000	618,651
BOC Hong Kong (Holdings) Ltd.	1,346,649	4,092,318
BOC International China Co. Ltd.	54,800	87,001
BOE Technology Group Co. Ltd. (A Shares)	775,300	459,136
Bosideng International Holdings Ltd.	1,368,000	624,457
BTG Hotels Group Co. Ltd.	29,700	87,402
Budweiser Brewing Co. APAC Ltd. (b)	621,093	1,505,168
By-Health Co. Ltd. (A Shares)	33,900	100,426
BYD Co. Ltd.:
(A Shares)	37,500	1,428,011
(H Shares)	362,000	12,893,724
BYD Electronic International Co. Ltd.	289,000	1,107,990
C&D International Investment Group Ltd.	214,616	583,398
Caitong Securities Co. Ltd.	97,770	114,157
Cambricon Technologies Corp. Ltd. (A Shares) (a)	9,193	211,086
Canmax Technologies Co. Ltd. (A Shares)	15,730	70,801
CECEP Solar Energy Co. Ltd. (A Shares)	95,100	87,873
CECEP Wind-Power Corp. (A Shares)	156,650	80,268
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	18,900	70,464
CGN Power Co. Ltd. (H Shares) (b)	3,810,000	933,093
Changchun High & New Technology Industry Group, Inc. (A Shares)	8,700	182,957
Changjiang Securities Co. Ltd. (A Shares)	101,100	94,408
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	122,285
Chaozhou Three-Circle Group Co. (A Shares)	41,300	187,974
Chengxin Lithium Group Co. Ltd. (A Shares)	18,200	70,122
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	37,100	76,872
China Baoan Group Co. Ltd. (A Shares)	56,600	91,285
China Cinda Asset Management Co. Ltd. (H Shares)	3,353,000	352,545
China CITIC Bank Corp. Ltd.:
(A Shares)	111,700	93,985
(H Shares)	3,022,000	1,456,964
China Coal Energy Co. Ltd. (H Shares)	721,000	520,488
China Communications Services Corp. Ltd. (H Shares)	828,000	392,825
China Conch Venture Holdings Ltd.	538,500	672,529
China Construction Bank Corp.:
(A Shares)	676,442	583,368
(H Shares)	34,290,000	19,986,222
China CSSC Holdings Ltd. (A Shares)	98,000	457,977
China Eastern Airlines Corp. Ltd. (A Shares) (a)	245,000	167,728
China Energy Engineering Corp. Ltd. (A Shares)	648,100	222,300
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	141,786
(H Shares)	2,080,000	618,754
China Everbright International Ltd.	1,282,481	509,776
China Feihe Ltd. (b)	1,369,000	833,803
China Galaxy Securities Co. Ltd.:
(A Shares)	80,200	152,590
(H Shares)	1,345,500	783,260
China Gas Holdings Ltd.	1,008,600	1,123,842
China Great Wall Securities Co. Ltd. (A Shares)	68,600	85,380
China Greatwall Technology Group Co. Ltd. (A Shares)	71,700	122,966
China Hongqiao Group Ltd.	892,500	857,150
China Huishan Dairy Holdings Co. Ltd. (a)(d)	397,000	1
China International Capital Corp. Ltd.	11,400	63,697
China International Capital Corp. Ltd. (H Shares) (b)	626,800	1,379,155
China Jinmao Holdings Group Ltd.	2,115,933	344,566
China Jushi Co. Ltd. (A Shares)	70,122	145,687
China Liansu Group Holdings Ltd.	381,000	258,921
China Life Insurance Co. Ltd.:
(A Shares)	31,100	159,662
(H Shares)	2,796,000	4,875,765
China Literature Ltd. (a)(b)	156,000	704,099
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,234,000	1,185,124
China Medical System Holdings Ltd.	517,000	868,417
China Meheco Co. Ltd. (A Shares)	33,180	61,131
China Meidong Auto Holding Ltd.	248,000	270,931
China Mengniu Dairy Co. Ltd.	1,141,000	4,308,614
China Merchants Bank Co. Ltd.:
(A Shares)	345,400	1,719,553
(H Shares)	1,528,251	7,534,556
China Merchants Energy Shipping Co. Ltd. (A Shares)	190,000	169,975
China Merchants Holdings International Co. Ltd.	486,655	667,685
China Merchants Securities Co. Ltd. (A Shares)	156,930	328,677
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	172,400	343,941
China Minmetals Rare Earth Co. Ltd. (A Shares)	22,700	97,343
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	450,975
(H Shares)	2,199,800	837,734
China National Building Materials Co. Ltd. (H Shares)	1,457,000	915,424
China National Chemical Engineering Co. Ltd. (A Shares)	123,200	149,541
China National Medicines Corp. Ltd. (A Shares)	17,200	80,139
China National Nuclear Power Co. Ltd. (A Shares)	406,100	415,606
China National Software & Service Co. Ltd. (A Shares)	19,630	143,045
China Northern Rare Earth Group High-Tech Co. Ltd.	79,700	275,382
China Oilfield Services Ltd. (H Shares)	642,000	757,338
China Oriental Group Co. Ltd. (H Shares)	107	17
China Overseas Land and Investment Ltd.	1,416,000	3,333,516
China Overseas Property Holdings Ltd.	510,000	595,738
China Pacific Insurance (Group) Co. Ltd.	60,500	253,255
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,098,800	2,944,636
China Petroleum & Chemical Corp.:
(A Shares)	754,200	654,651
(H Shares)	8,906,000	4,967,508
China Power International Development Ltd.	1,904,248	712,973
China Railway Group Ltd.:
(A Shares)	727,300	817,637
(H Shares)	1,065,000	697,810
China Railway Signal & Communications Corp. (A Shares)	163,929	137,701
China Resource Gas Group Ltd.	343,700	1,185,492
China Resources Beer Holdings Co. Ltd.	585,162	3,747,816
China Resources Cement Holdings Ltd.	1,006,000	435,995
China Resources Land Ltd.	1,162,634	5,381,668
China Resources Microelectronics Ltd. (A Shares)	29,035	233,124
China Resources Mixc Lifestyle Services Ltd. (b)	243,200	1,169,396
China Resources Pharmaceutical Group Ltd. (b)	576,000	446,832
China Resources Power Holdings Co. Ltd.	714,523	1,544,687
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	21,900	153,638
China Ruyi Holdings Ltd. (a)	2,184,000	660,893
China Shenhua Energy Co. Ltd.:
(A Shares)	135,500	538,373
(H Shares)	1,237,000	3,695,662
China Sinoma International Engineering Co. Ltd. (A Shares)	60,700	114,554
China Southern Airlines Ltd.:
(A Shares) (a)	323,800	316,873
(H Shares) (a)	572,000	357,184
China State Construction Engineering Corp. Ltd. (A Shares)	907,460	776,247
China State Construction International Holdings Ltd.	717,250	876,456
China Taiping Insurance Group Ltd.	534,777	593,823
China Three Gorges Renewables Group Co. Ltd. (A Shares)	613,400	462,875
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	63,900	1,125,147
(H Shares) (b)(c)	1,200	19,126
China Tower Corp. Ltd. (H Shares) (b)	16,040,000	1,809,896
China Traditional Chinese Medicine Holdings Co. Ltd.	1,108,000	510,036
China United Network Communications Ltd. (A Shares)	707,400	511,030
China Vanke Co. Ltd.:
(A Shares)	148,200	316,410
(H Shares)	889,600	1,252,460
China Yangtze Power Co. Ltd. (A Shares)	545,530	1,639,003
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	11,100	138,851
China Zheshang Bank Co. Ltd.	508,950	198,085
ChinaSoft International Ltd.	1,058,000	659,308
Chongqing Brewery Co. Ltd. (A Shares)	10,800	137,427
Chongqing Changan Automobile Co. Ltd. (A Shares)	188,290	422,564
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	23,140	61,164
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	232,300	127,812
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	53,400	349,132
Chow Tai Fook Jewellery Group Ltd.	747,800	1,298,287
CITIC Pacific Ltd.	2,133,000	2,395,861
CITIC Securities Co. Ltd.:
(A Shares)	204,630	690,427
(H Shares)	768,675	1,647,956
Cmoc Group Ltd.:
(A Shares)	361,400	312,180
(H Shares)	1,419,000	946,133
CNGR Advanced Material Co. Ltd.	11,800	102,194
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	62,975	53,869
Contemporary Amperex Technology Co. Ltd.	98,280	3,271,276
COSCO Shipping Development Co. Ltd. (A Shares)	201,700	71,160
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	80,100	164,623
(H Shares)	472,000	521,694
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	484,620	686,615
(H Shares)	870,650	918,777
Cosco Shipping Ports Ltd.	572,344	361,068
Country Garden Holdings Co. Ltd. (c)	4,631,517	938,311
Country Garden Services Holdings Co. Ltd.	822,000	925,407
CRRC Corp. Ltd.:
(A Shares)	1,230,600	1,156,035
(H Shares)	476,000	261,837
CSC Financial Co. Ltd. (A Shares)	95,200	354,528
CSPC Pharmaceutical Group Ltd.	3,316,640	2,770,308
Daan Gene Co. Ltd.	32,900	46,659
Dajin Heavy Industry Co. Ltd.	14,200	60,217
Dali Foods Group Co. Ltd. (b)	722,000	336,055
Daqin Railway Co. Ltd. (A Shares)	322,100	322,876
Daqo New Energy Corp. ADR (a)	22,160	865,791
DaShenLin Pharmaceutical Group Co. Ltd.	24,830	96,604
Datang International Power Generation Co. Ltd. (A Shares) (a)	202,600	88,780
DHC Software Co. Ltd. (A Shares)	60,800	57,882
Do-Fluoride New Materials Co. Ltd. (A Shares)	23,380	64,155
Dong-E-E-Jiao Co. Ltd. (A Shares)	13,300	91,053
Dongfang Electric Corp. Ltd. (A Shares)	61,400	165,388
Dongfeng Motor Group Co. Ltd. (H Shares)	944,000	440,595
Dongxing Securities Co. Ltd. (A Shares)	67,500	85,996
Dongyue Group Co. Ltd.	575,000	564,759
East Buy Holding Ltd. (a)(b)(c)	149,000	722,179
East Money Information Co. Ltd. (A Shares)	353,289	795,331
Ecovacs Robotics Co. Ltd. Class A	12,700	140,534
ENN Energy Holdings Ltd.	289,500	3,480,058
ENN Natural Gas Co. Ltd. (A Shares)	64,300	165,638
ESR Group Ltd. (b)	744,459	1,298,214
Eve Energy Co. Ltd. (A shares)	45,524	377,497
Everbright Securities Co. Ltd. (A Shares)	86,400	221,842
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	75,600	65,621
Far East Horizon Ltd.	526,000	394,556
FAW Jiefang Group Co. Ltd. (A Shares) (a)	74,400	96,557
First Capital Securities Co. Ltd. (A Shares)	83,000	73,207
Flat Glass Group Co. Ltd.	64,000	189,976
Flat Glass Group Co. Ltd. (A Shares)	100,500	493,157
Focus Media Information Technology Co. Ltd. (A Shares)	317,140	330,780
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	103,377	670,095
Fosun International Ltd.	962,000	699,399
Founder Securities Co. Ltd. (A Shares)	186,400	188,937
Foxconn Industrial Internet Co. Ltd. (A Shares)	222,196	694,635
Fujian Sunner Development Co. Ltd. A Shares	29,800	89,240
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	90,600	480,474
(H Shares) (b)	160,000	709,844
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	1,600	96,590
GalaxyCore, Inc. (A Shares)	36,469	81,998
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	83,720	701,261
(H Shares) (b)	78,140	499,966
GCL Technology Holdings Ltd.	7,331,000	1,588,607
GD Power Development Co. Ltd. (A Shares)	411,600	212,634
GDS Holdings Ltd. Class A (a)	324,800	534,788
Geely Automobile Holdings Ltd.	2,176,000	3,141,694
GEM Co. Ltd. (A Shares)	106,200	104,672
Gemdale Corp. (A Shares)	103,400	124,929
Genscript Biotech Corp. (a)	434,000	1,110,752
GF Securities Co. Ltd.:
(A Shares)	269,600	618,252
(H Shares)	136,400	217,571
Giant Network Group Co. Ltd. (A Shares)	44,900	89,325
Gigadevice Semiconductor Beijing, Inc. (A Shares)	14,384	231,141
Ginlong Technologies Co. Ltd. (A Shares)	8,900	117,785
GoerTek, Inc. (A Shares)	76,300	191,209
Goldwind Science & Technology Co. Ltd. (A Shares)	119,982	188,133
GoodWe Technologies Co. Ltd. (A Shares)	3,959	91,731
Gotion High-tech Co. Ltd. (A Shares) (a)	38,500	148,442
Great Wall Motor Co. Ltd.:
(A Shares)	47,200	195,334
(H Shares) (c)	885,000	1,198,323
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	62,200	337,525
Greenland Holdings Corp. Ltd. (A Shares)	263,200	119,388
Greentown China Holdings Ltd.	366,500	418,245
Greentown Service Group Co. Ltd.	504,000	263,668
GRG Banking Equipment Co. Ltd. (A Shares)	43,500	70,096
Guangdong Haid Group Co. Ltd. (A Shares)	36,900	260,162
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	65,100	65,074
Guangdong Investment Ltd.	1,060,000	916,078
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	6,700	60,623
Guanghui Energy Co. Ltd. (A Shares)	151,500	151,016
Guangzhou Automobile Group Co. Ltd.	166,700	273,057
Guangzhou Automobile Group Co. Ltd. (H Shares)	992,000	620,723
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	51,700	104,083
Guangzhou Baiyunshan Pharma Health (A Shares)	30,200	134,705
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares) (a)	10,800	70,944
Guangzhou Haige Communications Group (A Shares)	45,300	63,230
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	10,500	105,841
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	12,900	111,521
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	42,420	218,668
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	104,804	109,311
Guolian Securities Co. Ltd.	55,900	79,669
Guosen Securities Co. Ltd. (A Shares)	151,000	204,848
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	93,792
(H Shares) (b)	228,600	284,911
Guoyuan Securities Co. Ltd. (A Shares)	91,900	94,952
H World Group Ltd. ADR (a)	69,779	3,352,183
Haidilao International Holding Ltd. (b)	615,000	1,723,031
Haier Smart Home Co. Ltd.	818,000	2,689,986
Haier Smart Home Co. Ltd. (A Shares)	217,029	750,492
Hainan Airlines Co. Ltd. (A Shares) (a)	948,700	221,808
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	251,200	149,817
Haitian International Holdings Ltd.	208,000	517,940
Haitong Securities Co. Ltd.:
(A Shares)	114,700	166,202
(H Shares)	1,136,000	792,399
Hanergy Mobile Energy Holding (a)(d)	576,000	1
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	68,700	103,875
Hangzhou Chang Chuan Technology Co. Ltd.	12,700	74,801
Hangzhou First Applied Material Co. Ltd. (A Shares)	30,892	151,199
Hangzhou Lion Electronics Co. Ltd. (A Shares)	14,900	80,082
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	21,100	100,703
Hangzhou Robam Appliances Co. Ltd. (A Shares)	21,100	86,198
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	29,000	124,359
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	30,500	293,778
(H Shares) (b)	7,800	50,407
Hansoh Pharmaceutical Group Co. Ltd. (b)	454,000	733,488
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	17,200	86,857
Hebei Hengshui Laobaigan Liquor Co. Ltd.	21,600	85,701
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	28,200	104,583
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	66,062
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	51,300	112,902
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	71,600	253,008
Hengan International Group Co. Ltd.	232,500	955,471
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	34,100	83,164
Hengli Petrochemical Co. Ltd. (A Shares) (a)	157,200	342,447
Hengtong Optic-electric Co. Ltd. (A Shares)	52,300	112,540
Hengyi Petrochemical Co. Ltd. (A Shares)	73,630	75,250
Hesteel Co. Ltd. (A Shares)	237,700	80,201
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	11,600	306,938
Hongfa Technology Co. Ltd. (A Shares)	20,820	101,144
Hoshine Silicon Industry Co. Ltd. (A Shares)	17,400	175,345
Hoymiles Power Electronics, Inc. (A Shares)	1,914	87,514
Hoyuan Green Energy Co. Ltd. (A Shares)	12,297	87,336
Hua Hong Semiconductor Ltd. (a)(b)	224,000	758,261
Huadian Power International Corp. Ltd.:
(A Shares)	21,700	17,256
(H Shares)	238,000	105,284
Huadong Medicine Co. Ltd. (A Shares)	38,660	235,062
Huafon Chemical Co. Ltd. (A Shares)	94,500	98,432
Huagong Tech Co. Ltd. (A Shares)	22,800	114,849
Huaibei Mining Holdings Co. Ltd. (A Shares)	55,500	95,960
Hualan Biological Engineer, Inc. (A Shares)	41,350	133,322
Huaneng Power International, Inc.:
(A Shares) (a)	253,800	305,578
(H Shares) (a)	1,450,000	803,190
Huatai Securities Co. Ltd.:
(A Shares)	71,000	168,584
(H Shares) (b)	650,600	924,316
HUAXI Securities Co. Ltd.	59,200	76,416
Huaxia Bank Co. Ltd. (A Shares)	286,000	232,234
Huaxin Cement Co. Ltd. (A Shares)	21,900	42,679
Huayu Automotive Systems Co. Ltd. (A Shares)	67,031	185,155
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	10,300	57,219
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	18,900	69,723
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	24,300	82,091
Huizhou Desay SV Automotive Co. Ltd.	12,400	270,037
Humanwell Healthcare Group Co. Ltd. (A Shares)	38,100	120,603
Hunan Changyuan Lico Co. Ltd. (A Shares)	32,754	51,267
Hunan Valin Steel Co. Ltd. (A Shares)	127,200	106,849
Hundsun Technologies, Inc. (A Shares)	41,777	240,504
Hygeia Healthcare Holdings Co. (b)	129,400	835,411
iFlytek Co. Ltd. (A Shares)	51,700	455,129
IMEIK Technology Development Co. Ltd. (A Shares)	4,800	319,948
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,311,300	875,693
(H Shares)	20,633,000	10,075,667
Industrial Bank Co. Ltd. (A Shares)	441,700	1,030,229
Industrial Securities Co. Ltd. (A Shares)	186,940	182,418
Ingenic Semiconductor Co. Ltd. (A Shares)	9,900	116,162
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	141,700	568,562
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	978,800	258,993
Inner Mongolia Dian Tou Energy Corp. Ltd.	46,800	90,091
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	164,900	103,195
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	332,500	488,775
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	78,600	82,531
Innovent Biologics, Inc. (a)(b)	425,500	1,887,741
Inspur Electronic Information Industry Co. Ltd. (A Shares)	32,012	204,859
iQIYI, Inc. ADR (a)	162,192	1,028,297
iRay Technology Co. Ltd. (A Shares)	2,161	75,956
iSoftStone Information Technology Group Co. Ltd. (A Shares)	21,450	71,712
JA Solar Technology Co. Ltd. (A Shares)	72,996	339,799
Jafron Biomedical Co. Ltd. (A Shares)	17,540	58,149
Jason Furniture Hangzhou Co. Ltd. (A Shares)	18,020	114,284
JCET Group Co. Ltd. (A Shares)	37,800	174,584
JD Health International, Inc. (a)(b)	407,200	2,939,563
JD Logistics, Inc. (a)(b)	727,400	1,227,427
JD.com, Inc. Class A	852,467	17,649,125
Jiangsu Eastern Shenghong Co. Ltd.	139,600	245,475
Jiangsu Expressway Co. Ltd. (H Shares)	456,000	416,890
Jiangsu Hengli Hydraulic Co. Ltd.	28,772	288,896
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	141,048	880,316
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	27,900	238,854
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	8,000	115,036
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	33,500	687,747
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	7,800	77,544
Jiangsu Yoke Technology Co. Ltd. (A Shares)	10,300	98,114
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	21,300	100,792
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	73,400	161,746
Jiangxi Copper Co. Ltd.:
(A Shares)	30,000	83,959
(H Shares)	407,000	680,516
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	35,600	58,413
Jinduicheng Molybdenum Co. Ltd. (A Shares)	71,500	115,216
Jinko Solar Co. Ltd. (A Shares)	147,331	256,387
JiuGui Liquor Co. Ltd. (A Shares)	7,300	107,566
Jiumaojiu International Holdings Ltd. (b)	347,000	678,080
Jizhong Energy Resources Co. Ltd. (A Shares)	84,300	77,540
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	39,200	68,985
Joinn Laboratories China Co. Ltd. (A Shares)	13,703	53,774
Jointown Pharmaceutical Group (A Shares)	62,431	86,617
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	18,500	90,754
JOYY, Inc. ADR	17,048	592,588
Juewei Food Co. Ltd.	13,800	74,093
Juneyao Airlines Co. Ltd. (A shares) (a)	42,800	109,115
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	3,087	0
Kanzhun Ltd. ADR (a)	67,462	1,260,190
KE Holdings, Inc. ADR (a)	239,247	4,167,683
Keda Industrial Group Co. Ltd.	40,500	64,468
Kingboard Chemical Holdings Ltd.	254,000	703,484
Kingdee International Software Group Co. Ltd. (a)	1,025,000	1,782,174
Kingsoft Corp. Ltd.	344,600	1,473,594
Kuaishou Technology Class B (a)(b)	840,600	7,243,114
Kuang-Chi Technologies Co. Ltd. (A Shares)	45,500	95,551
Kunlun Energy Co. Ltd.	1,448,000	1,178,987
Kunlun Tech Co. Ltd. (A Shares)	26,500	137,457
Kweichow Moutai Co. Ltd. (A Shares)	28,100	7,398,261
Lb Group Co. Ltd. (A Shares)	48,600	129,277
Lenovo Group Ltd.	2,638,000	3,023,980
Lens Technology Co. Ltd. (A Shares)	106,900	184,981
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	37,400	108,962
Li Auto, Inc. Class A (a)	408,864	8,777,099
Li Ning Co. Ltd.	860,000	5,182,782
Liaoning Port Co. Ltd. (A Shares)	390,600	90,229
Lingyi iTech Guangdong Co. (A Shares)	150,800	129,840
Livzon Pharmaceutical Group, Inc. (A Shares)	14,900	76,724
Longfor Properties Co. Ltd. (b)	709,000	1,886,388
LONGi Green Energy Technology Co. Ltd.	167,968	701,944
Lufax Holding Ltd. ADR	252,184	448,888
Luxi Chemical Group Co. Ltd.	42,500	62,892
Luxshare Precision Industry Co. Ltd. (A Shares)	157,047	710,612
Luzhou Laojiao Co. Ltd. (A Shares)	33,000	1,113,937
Mango Excellent Media Co. Ltd. (A Shares)	41,100	197,709
Maxscend Microelectronics Co. Ltd. (A Shares)	11,952	201,448
Meihua Holdings Group Co. Ltd. (A Shares)	69,600	90,425
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	86,164	87,216
Meituan Class B (a)(b)	1,841,110	35,147,010
Metallurgical Corp. China Ltd. (H Shares)	920,000	231,212
Microport Scientific Corp. (a)	301,300	601,912
Ming Yang Smart Energy Group Ltd. (A Shares)	47,800	120,658
MINISO Group Holding Ltd. ADR	34,655	728,102
Minth Group Ltd.	280,000	892,177
Montage Technology Co. Ltd. (A Shares)	24,805	201,140
Muyuan Foodstuff Co. Ltd. (A Shares)	119,040	740,792
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	35,293	67,050
Nanjing Securities Co. Ltd. (A Shares)	88,600	108,288
NARI Technology Co. Ltd. (A Shares)	171,705	584,626
National Silicon Industry Group Co. Ltd. (A Shares) (a)	61,329	181,081
NAURA Technology Group Co. Ltd.	11,600	460,944
NavInfo Co. Ltd. (A Shares) (a)	52,300	82,080
NetEase, Inc.	716,795	15,612,034
New China Life Insurance Co. Ltd.	13,900	88,388
New China Life Insurance Co. Ltd. (H Shares)	359,900	1,038,320
New Hope Liuhe Co. Ltd. (A Shares) (a)	103,800	181,797
New Oriental Education & Technology Group, Inc. (a)	554,610	3,159,349
Ninestar Corp. (A Shares)	31,300	146,798
Ningbo Deye Technology Co. Ltd. (A Shares)	8,100	142,001
Ningbo Joyson Electronic Corp. (A shares)	29,500	78,553
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	15,800	102,704
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	9,354	65,727
Ningbo Shanshan Co. Ltd. (A Shares)	44,500	96,379
Ningbo Tuopu Group Co. Ltd. (A Shares)	24,700	253,888
Ningxia Baofeng Energy Group Co. Ltd.	159,200	315,601
NIO, Inc. sponsored ADR (a)(c)	497,554	7,612,576
Nongfu Spring Co. Ltd. (H Shares) (b)(c)	648,200	3,765,077
North Industries Group Red Arrow Co. Ltd. (A Shares)	29,900	73,883
Offcn Education Technology Co. A Shares (a)	141,800	90,923
Offshore Oil Enginering Co. Ltd. (A Shares)	106,500	93,337
Oppein Home Group, Inc. (A Shares)	11,260	169,496
Orient Securities Co. Ltd. (A Shares)	168,708	255,089
Ovctek China, Inc. (A Shares)	19,820	94,427
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	191,700	110,305
PDD Holdings, Inc. ADR (a)	184,139	16,539,365
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	124,295
(H Shares)	3,307,000	1,267,862
Perfect World Co. Ltd. (A Shares)	42,950	90,256
PetroChina Co. Ltd.:
(A Shares)	525,000	582,125
(H Shares)	7,596,000	5,541,966
Pharmaron Beijing Co. Ltd.:
(A Shares)	35,700	141,445
(H Shares) (b)	108,900	282,761
PICC Property & Casualty Co. Ltd. (H Shares)	2,536,933	2,960,173
Ping An Bank Co. Ltd. (A Shares)	423,600	730,631
Ping An Healthcare and Technology Co. Ltd. (a)(b)	205,300	538,330
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	253,892	1,869,676
(H Shares)	2,286,500	16,661,137
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	52,600	58,912
Poly Developments & Holdings (A Shares)	265,700	529,332
Pop Mart International Group Ltd. (b)	178,000	500,981
Porton Pharma Solutions Ltd. (A Shares)	11,600	49,045
Postal Savings Bank of China Co. Ltd.	332,900	241,887
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	3,301,000	2,023,206
Power Construction Corp. of China Ltd. (A Shares)	360,700	302,990
Prosus NV	291,848	23,113,482
Pylon Technologies Co. Ltd. (Series A)	3,990	98,990
Qi An Xin Technology Group, Inc. (A Shares) (a)	15,199	107,883
Qifu Technology, Inc. ADR	39,800	794,408
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	116,300	325,643
Raytron Technology Co. Ltd. (A Shares)	9,121	59,187
Risen Energy Co. Ltd. (A Shares)	25,500	82,325
Riyue Heavy Industry Co. Ltd. (A Shares)	22,600	57,459
Rockchip Electronics Co. Ltd.	7,900	82,586
Rongsheng Petrochemical Co. Ltd. (A Shares)	226,550	403,126
SAIC Motor Corp. Ltd. (A Shares)	164,000	355,653
Sailun Group Co. Ltd. A Shares	72,900	114,716
Sanan Optoelectronics Co. Ltd. (A Shares)	110,600	262,766
Sangfor Technologies, Inc. (a)	9,300	147,088
Sany Heavy Equipment International Holdings Co. Ltd.	388,000	612,927
Sany Heavy Industry Co. Ltd. (A Shares)	185,300	460,474
Satellite Chemical Co. Ltd. (A Shares)	76,099	171,635
SDIC Capital Co. Ltd.	140,200	154,670
SDIC Power Holdings Co. Ltd. (A Shares)	167,600	298,464
Seazen Holdings Co. Ltd. (A Shares) (a)	51,700	118,994
Seres Group Co. Ltd. (A Shares) (a)	34,200	216,371
SF Holding Co. Ltd. (A Shares)	107,800	750,833
SG Micro Corp. (A Shares)	9,847	116,339
Shaanxi Coal Industry Co. Ltd. (A Shares)	216,000	491,102
Shan Xi Hua Yang Group New Energy Co. Ltd.	82,650	94,073
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	24,010	68,506
Shandong Gold Mining Co. Ltd.:
(A Shares)	95,832	327,231
(H Shares) (b)	223,000	444,347
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	44,320	209,848
Shandong Linglong Tyre Co. Ltd. (A Shares)	33,300	112,262
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	107,504
Shandong Sun Paper Industry JSC Ltd. (A Shares)	56,000	94,238
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	889,600	1,145,236
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	40,880	147,431
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares) (a)	24,180	125,186
Shanghai Baosight Software Co. Ltd.	278,576	718,726
Shanghai Baosight Software Co. Ltd. (A Shares)	11,352	76,318
Shanghai Construction Group Co. Ltd. (A Shares)	168,300	69,980
Shanghai Electric Group Co. Ltd. (A Shares) (a)	265,500	177,302
Shanghai Electric Power Co. Ltd. (A Shares)	68,200	98,345
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	37,800	167,758
(H Shares)	199,500	524,401
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	3,050	95,047
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	40,629	315,861
Shanghai International Airport Co. Ltd. (A Shares) (a)	27,600	183,155
Shanghai International Port Group Co. Ltd. (A Shares)	205,500	155,935
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	19,600	136,543
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	17,430	99,317
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	56,280	102,115
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	435,631	292,308
Shanghai M&G Stationery, Inc. (A Shares)	20,300	127,181
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	115,800	326,026
(H Shares)	193,300	349,972
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	623,200	663,090
Shanghai Putailai New Energy Technology Co. Ltd.	42,380	233,711
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	153,600	153,325
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	162,300	134,061
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	65,400	69,586
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	45,200	92,390
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	67,600	154,643
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	90,100	98,012
Shanxi Securities Co. Ltd. (A Shares)	84,350	76,877
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	116,400	70,073
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	27,120	906,607
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	126,970	161,406
Shede Spirits Co. Ltd. (A Shares)	7,600	164,070
Shenergy Co. Ltd. (A Shares)	114,200	108,400
Shenghe Resources Holding Co. Ltd. (A Shares)	36,000	63,605
Shengyi Technology Co. Ltd.	44,800	99,914
Shennan Circuits Co. Ltd. (A Shares)	9,500	101,786
Shenwan Hongyuan Group Co. Ltd. (A Shares)	578,900	408,475
Shenzhen Capchem Technology Co. Ltd. (A Shares)	15,700	107,153
Shenzhen Dynanonic Co. Ltd. (A Shares)	6,240	96,376
Shenzhen Energy Group Co. Ltd. (A Shares)	107,820	103,702
Shenzhen Inovance Technology Co. Ltd. (A Shares)	32,450	322,601
Shenzhen International Holdings Ltd.	486,597	455,469
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	35,600	96,989
Shenzhen Kangtai Biological Products Co. Ltd. (a)	24,060	98,661
Shenzhen Kedali Industry Co. Ltd.	5,400	96,119
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	12,400	58,243
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	26,800	1,110,601
Shenzhen New Industries Biomedical Engineering Co. Ltd.	16,900	133,917
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	182,400	125,383
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	23,200	104,294
Shenzhen SC New Energy Technology Corp. (A Shares)	7,800	102,321
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	27,217	64,701
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	18,700	71,315
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	17,514	300,931
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	18,100	65,226
Shenzhou International Group Holdings Ltd.	305,700	3,216,182
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	38,060	132,945
Shuangliang Eco-Energy Systems Ltd. (A Shares)	44,100	72,298
Sichuan Chuantou Energy Co. Ltd. (A Shares)	82,836	167,695
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	172,200	62,922
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	33,000	127,605
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	31,500	64,298
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	156,940	217,081
Sichuan Swellfun Co. Ltd. (A Shares)	11,000	116,025
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	25,200	62,869
Sieyuan Electric Co. Ltd. (A Shares)	16,900	115,935
Silergy Corp.	121,000	1,268,183
Sinolink Securities Co. Ltd. (A Shares)	92,300	125,991
Sinoma Science & Technology Co. Ltd. (A Shares)	36,000	116,576
Sinomine Resource Group Co. Ltd. (A Shares)	13,916	88,081
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	133,600	60,601
Sinopharm Group Co. Ltd. (H Shares)	496,000	1,554,989
SITC International Holdings Co. Ltd.	508,000	1,107,336
SKSHU Paint Co. Ltd. (A Shares)	11,424	130,861
Smoore International Holdings Ltd. (b)(c)	668,000	744,325
Songcheng Performance Development Co. Ltd. (A Shares)	60,860	114,259
Soochow Securities Co. Ltd. (A Shares)	96,649	122,726
Southwest Securities Co. Ltd. (A Shares)	132,600	87,994
Spring Airlines Co. Ltd. (A Shares) (a)	21,600	184,919
StarPower Semiconductor Ltd. (A Shares)	3,500	107,296
Sungrow Power Supply Co. Ltd. (A Shares)	33,100	516,695
Sunny Optical Technology Group Co. Ltd.	257,600	2,495,439
Sunresin New Materials Co. Ltd. (A Shares)	11,550	93,512
Sunwoda Electronic Co. Ltd. (A Shares)	36,300	83,549
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	38,200	120,117
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	6,176	159,095
TAL Education Group ADR (a)	168,225	1,376,081
Tangshan Jidong Cement Co. Ltd. A Shares	68,000	77,779
TBEA Co. Ltd. (A Shares)	102,700	235,514
TCL Technology Group Corp. (A Shares)	403,260	242,200
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	88,500	360,428
Tencent Holdings Ltd.	2,265,800	104,138,780
Tencent Music Entertainment Group ADR (a)	257,049	1,796,773
Thunder Software Technology Co. Ltd. (A Shares)	10,300	130,286
Tianjin 712 Communication & Broadcasting Co. Ltd.	16,700	65,722
Tianma Microelectronics Co. Ltd. (A Shares) (a)	49,300	64,672
Tianqi Lithium Corp. (A Shares)	32,800	305,600
Tianshan Aluminum Group Co. Ltd.	86,000	84,521
Tianshui Huatian Technology Co. Ltd. (A Shares)	63,000	84,584
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	18,800	47,903
Tingyi (Cayman Islands) Holding Corp.	706,000	1,089,928
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	42,900	85,646
Toly Bread Co. Ltd.	37,689	55,667
Tongcheng Travel Holdings Ltd. (a)	466,400	1,123,106
TongFu Microelectronics Co. Ltd. (A Shares)	34,800	105,821
Tongkun Group Co. Ltd. (A Shares)	49,100	102,630
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	217,300	98,872
Tongwei Co. Ltd. (A Shares)	100,200	488,178
Topchoice Medical Corp. (a)	7,100	114,609
Topsports International Holdings Ltd. (b)	712,000	652,759
TravelSky Technology Ltd. (H Shares)	363,000	693,521
Trina Solar Co. Ltd. (A Shares)	48,382	254,888
Trip.com Group Ltd. (a)	201,055	8,211,655
Tsingtao Brewery Co. Ltd.:
(A Shares)	32,300	446,144
(H Shares)	202,000	1,810,486
Uni-President China Holdings Ltd.	471,000	406,446
Unigroup Guoxin Microelectronics Co. Ltd.	18,479	241,323
Unisplendour Corp. Ltd. (A Shares)	62,220	237,633
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	42,000	84,967
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	11,098	107,052
Vipshop Holdings Ltd. ADR (a)	131,812	2,482,020
Walvax Biotechnology Co. Ltd. (A Shares)	35,200	133,846
Wanda Film Holding Co. Ltd. (A Shares) (a)	49,900	101,018
Wanhua Chemical Group Co. Ltd. (A Shares)	69,200	947,106
Want Want China Holdings Ltd.	1,703,000	1,185,717
Weibo Corp. sponsored ADR	25,705	404,854
Weichai Power Co. Ltd.:
(A Shares)	150,200	277,572
(H Shares)	722,600	1,065,522
Weihai Guangwei Composites Co. Ltd. (A Shares)	17,920	76,143
Wens Foodstuffs Group Co. Ltd. (A Shares)	149,200	397,084
Western Mining Co. Ltd. (A Shares)	57,100	98,247
Western Securities Co. Ltd. (A Shares)	93,900	94,521
Western Superconducting Technologies Co. Ltd. (A Shares)	13,872	102,756
Will Semiconductor Ltd.	25,650	368,440
Wilmar International Ltd.	706,793	2,051,680
Wingtech Technology Co. Ltd. (A Shares)	26,800	174,394
Wintime Energy Group Co. Ltd. (A Shares) (a)	564,400	120,105
Wuchan Zhongda Group Co. Ltd.	106,200	76,273
Wuhan Guide Infrared Co. Ltd. (A Shares)	83,044	95,568
Wuliangye Yibin Co. Ltd. (A Shares)	87,200	2,209,666
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	38,930	119,524
WuXi AppTec Co. Ltd.	50,348	505,186
WuXi AppTec Co. Ltd. (H Shares) (b)	143,000	1,348,607
Wuxi Autowell Technology Co. Ltd. (A Shares)	3,291	79,234
Wuxi Biologics (Cayman), Inc. (a)(b)	1,382,500	7,817,545
XCMG Construction Machinery Co. Ltd. (A Shares)	255,400	252,797
Xiamen C&D, Inc. (A Shares)	65,100	102,078
Xiamen Faratronic Co. Ltd. (A Shares)	4,800	90,586
Xiamen Tungsten Co. Ltd. (A Shares)	32,200	85,923
Xiaomi Corp. Class B (a)(b)	5,557,200	8,750,262
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	39,264	226,587
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	55,700	57,706
Xinyi Solar Holdings Ltd.	1,809,446	1,948,909
XPeng, Inc. Class A (a)	381,726	4,071,846
XTEP International Holdings Ltd.	508,500	563,341
Yadea Group Holdings Ltd. (b)	434,000	982,759
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	11,600	69,719
Yankuang Energy Group Co. Ltd.:
(A Shares)	116,250	288,721
(H Shares)	763,000	1,144,661
Yantai Jereh Oilfield Services (A Shares)	24,000	94,114
Yealink Network Technology Corp. Ltd.	27,160	143,085
Yifeng Pharmacy Chain Co. Ltd.	21,719	115,516
Yihai International Holding Ltd.	192,000	438,216
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	32,600	192,146
Yintai Gold Co. Ltd. (A Shares)	59,540	108,947
Yonghui Superstores Co. Ltd. (A Shares) (a)	202,500	99,226
YongXing Special Materials Technology Co. Ltd. (A Shares)	11,830	89,701
Yonyou Network Technology Co. Ltd. (A Shares)	77,030	203,499
Youngor Group Co. Ltd. (A Shares)	112,893	112,849
Youngy Co. Ltd. (A Shares)	5,500	47,286
YTO Express Group Co. Ltd. (A Shares)	74,000	162,861
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	34,000	77,779
Yuexiu Property Co. Ltd.	647,920	850,723
Yum China Holdings, Inc.	151,758	9,260,273
Yunda Holding Co. Ltd. (A Shares)	64,620	93,997
Yunnan Aluminium Co. Ltd. (A Shares)	75,600	157,068
Yunnan Baiyao Group Co. Ltd. (A Shares)	38,080	286,981
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	9,500	138,228
Yunnan Energy New Material Co. Ltd. (a)	19,900	268,851
Yunnan Tin Co. Ltd. (A Shares)	39,200	91,321
Yunnan Yuntianhua Co. Ltd. (Series A)	41,500	107,253
Zai Lab Ltd. (a)	327,310	1,000,913
Zangge Mining Co. Ltd. (Series A)	30,700	103,411
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	13,198	535,788
Zhaojin Mining Industry Co. Ltd. (H Shares)	477,500	688,187
Zhefu Holding Group Co. Ltd. (A Shares)	130,200	78,381
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	167,966	124,397
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	125,300	149,284
Zhejiang Chint Electric Co. Ltd. (A Shares)	46,900	185,885
Zhejiang Dahua Technology Co. Ltd. (A Shares)	74,700	229,555
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	11,000	90,938
Zhejiang Expressway Co. Ltd. (H Shares)	476,000	381,464
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	33,860	87,366
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	34,110	240,348
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	28,400	245,639
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	19,700	74,274
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	120,107
Zhejiang Longsheng Group Co. Ltd. (A Shares)	77,500	104,920
Zhejiang NHU Co. Ltd. (A Shares)	65,380	151,029
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	40,500	157,911
Zhejiang Supcon Technology Co. Ltd. (A Shares)	14,517	110,136
Zhejiang Supor Cookware Co. Ltd.	9,700	67,914
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	35,600	90,560
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	33,200	100,816
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	11,500	60,971
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	252,300	170,253
Zheshang Securities Co. Ltd.	76,900	116,920
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	273,200	889,777
Zhongji Innolight Co. Ltd. (A Shares)	17,700	317,187
Zhongjin Gold Co. Ltd. (A Shares)	107,400	159,984
Zhongsheng Group Holdings Ltd. Class H	263,500	920,691
Zhongtai Securities Co. Ltd. (A Shares)	121,000	130,778
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	27,044	170,379
(H Shares)	166,900	663,414
Zhuzhou Kibing Group Co. Ltd. (A Shares)	55,400	71,046
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	74,700	69,023
Zijin Mining Group Co. Ltd. (H Shares)	2,464,000	4,220,985
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	197,900	190,896
ZTE Corp.:
(A Shares)	30,600	167,720
(H Shares)	372,080	1,354,944
ZTO Express, Inc. sponsored ADR	152,990	4,253,122
TOTAL CHINA		825,867,947
Colombia - 0.0%
Bancolombia SA	101,022	860,014
Interconexion Electrica SA ESP	163,149	714,427
TOTAL COLOMBIA		1,574,441
Czech Republic - 0.0%
CEZ A/S	59,361	2,626,925
Komercni Banka A/S	27,293	895,021
MONETA Money Bank A/S (b)	117,594	462,752
TOTAL CZECH REPUBLIC		3,984,698
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	1,110	2,232,316
Series B	1,832	3,763,308
Carlsberg A/S Series B	35,797	5,368,969
Chr. Hansen Holding A/S	38,371	2,898,745
Coloplast A/S Series B	43,263	5,377,394
Danske Bank A/S	251,036	5,957,910
Demant A/S (a)	34,087	1,359,477
DSV A/S	67,830	13,581,213
Genmab A/S (a)	23,945	9,870,124
Novo Nordisk A/S Series B	603,123	97,254,935
Novozymes A/S Series B	74,281	3,726,435
ORSTED A/S (b)	68,766	5,998,533
Pandora A/S	33,483	3,351,561
Rockwool International A/S Series B	3,360	904,524
Tryg A/S	133,217	2,631,947
Vestas Wind Systems A/S (a)	366,880	9,812,747
TOTAL DENMARK		174,090,138
Egypt - 0.0%
Commercial International Bank SAE	922,326	1,507,361
Eastern Co. SAE	374,340	226,421
EFG-Hermes Holding SAE	342,651	182,747
TOTAL EGYPT		1,916,529
Finland - 0.7%
Elisa Corp. (A Shares)	51,189	2,670,033
Fortum Corp.	165,686	2,242,534
Kesko Oyj	99,505	1,990,638
Kone OYJ (B Shares)	123,577	6,337,113
Metso Corp.	244,411	2,774,636
Neste OYJ	153,580	5,650,096
Nokia Corp.	1,942,893	7,637,393
Nordea Bank ABP	1,182,401	13,375,923
Orion Oyj (B Shares)	39,541	1,519,028
Sampo Oyj (A Shares)	167,054	7,363,566
Stora Enso Oyj (R Shares)	213,176	2,614,587
UPM-Kymmene Corp.	193,032	6,388,384
Wartsila Corp.	174,763	2,195,336
TOTAL FINLAND		62,759,267
France - 6.7%
Accor SA	67,376	2,540,200
Adevinta ASA Class B (a)	110,426	816,614
Aeroports de Paris SA	10,976	1,515,755
Air Liquide SA	182,195	32,757,559
Airbus Group NV	215,941	31,808,114
Alstom SA	117,472	3,597,021
Alstom SA rights (a)(e)	119,206	32,767
Amundi SA (b)	21,837	1,339,746
Arkema SA	20,053	2,159,849
AXA SA	668,357	20,544,520
bioMerieux SA	15,388	1,650,628
BNP Paribas SA	404,621	26,683,879
Bollore SA	322,725	2,040,308
Bouygues SA	74,051	2,652,621
Bureau Veritas SA	106,270	2,918,760
Capgemini SA	59,889	10,852,999
Carrefour SA	215,324	4,304,571
Compagnie de St.-Gobain	178,543	12,069,018
Compagnie Generale des Etablissements Michelin SCA Series B	247,258	8,096,972
Covivio	16,475	795,941
Credit Agricole SA	441,066	5,475,999
Danone SA	233,843	14,280,031
Dassault Aviation SA	9,211	1,789,528
Dassault Systemes SA	242,864	10,383,421
Edenred SA	90,738	5,894,201
Eiffage SA	26,550	2,762,121
Engie SA	667,272	10,946,814
EssilorLuxottica SA	105,999	21,320,907
Eurazeo SA	16,269	992,771
Gecina SA	16,581	1,793,000
Getlink SE	132,326	2,327,152
Hermes International SCA	11,540	25,585,816
Ipsen SA	14,056	1,771,094
Kering SA	27,109	15,565,042
Klepierre SA	78,562	2,086,051
L'Oreal SA (a)	4,395	2,045,030
L'Oreal SA	83,316	38,767,635
La Francaise des Jeux SAEM (b)	37,981	1,449,911
Legrand SA	96,664	9,684,422
LVMH Moet Hennessy Louis Vuitton SE	100,622	93,454,488
Orange SA	677,496	7,658,306
Pernod Ricard SA	75,103	16,564,695
Publicis Groupe SA	83,167	6,705,375
Remy Cointreau SA	8,408	1,443,544
Renault SA	69,672	3,056,897
Safran SA	124,409	20,653,524
Sartorius Stedim Biotech	10,123	3,166,553
SEB SA	9,270	1,038,602
Societe Generale Series A	264,563	7,195,247
Sodexo SA (a)	2,224	228,243
Sodexo SA	29,991	3,077,896
Teleperformance	21,446	3,106,649
Thales SA	38,157	5,703,595
TotalEnergies SE	861,313	52,330,383
Unibail-Rodamco-Westfield NV (a)	42,363	2,401,568
Valeo SA	76,710	1,733,241
Veolia Environnement SA	247,613	8,062,018
VINCI SA	193,598	22,729,298
Vivendi SA	265,112	2,367,487
Wendel SA	9,872	974,713
Worldline SA (a)(b)	87,646	3,472,095
TOTAL FRANCE		611,223,205
Germany - 5.1%
adidas AG	58,962	11,903,543
Allianz SE	147,062	35,147,721
BASF AG	325,317	17,440,575
Bayer AG	357,822	20,926,663
Bayerische Motoren Werke AG (BMW)	120,504	14,688,301
Bechtle AG	30,463	1,340,768
Beiersdorf AG	36,567	4,736,198
Brenntag SE	56,074	4,345,329
Carl Zeiss Meditec AG	14,723	1,705,399
Commerzbank AG	386,941	4,626,678
Continental AG	39,935	3,188,638
Covestro AG (a)(b)	70,796	3,800,937
Daimler Truck Holding AG	179,762	6,749,690
Deutsche Bank AG	705,038	7,813,908
Deutsche Borse AG	69,183	13,255,567
Deutsche Lufthansa AG (a)	221,580	2,236,011
Deutsche Telekom AG	1,180,580	25,738,099
DHL Group	366,217	18,812,069
E.ON SE	821,763	10,395,094
Evonik Industries AG	78,167	1,616,618
Fresenius Medical Care AG & Co. KGaA	74,498	3,869,016
Fresenius SE & Co. KGaA	153,297	4,808,733
GEA Group AG	54,962	2,332,021
Hannover Reuck SE	21,977	4,691,385
HeidelbergCement AG	52,457	4,250,756
HelloFresh AG (a)	59,278	1,688,714
Henkel AG & Co. KGaA	36,526	2,551,788
Infineon Technologies AG	475,643	20,897,607
Knorr-Bremse AG	26,564	1,867,503
LEG Immobilien AG (a)	26,802	1,896,612
Mercedes-Benz Group AG (Germany)	312,004	24,917,553
Merck KGaA	47,026	8,262,473
MTU Aero Engines AG	19,620	4,579,776
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	51,047	19,228,828
Nemetschek SE	21,344	1,554,502
Puma AG	38,978	2,634,182
Rational AG	1,875	1,402,893
Rheinmetall AG	15,808	4,473,843
RWE AG	229,047	9,854,389
SAP SE	380,446	51,897,255
Scout24 AG (b)	27,832	1,841,585
Siemens AG	276,796	47,177,726
Siemens Energy AG (a)	188,094	3,182,796
Siemens Healthineers AG (b)	102,671	5,962,679
Symrise AG	48,223	5,267,485
Talanx AG	22,768	1,394,361
Telefonica Deutschland Holding AG	332,422	895,836
Volkswagen AG	10,744	1,717,060
Vonovia SE	260,268	6,064,242
Wacker Chemie AG	6,691	1,039,877
Zalando SE (a)(b)	82,471	2,847,254
TOTAL GERMANY		465,518,536
Greece - 0.1%
Alpha Bank SA (a)	804,190	1,446,120
Eurobank Ergasias Services and Holdings SA (a)	939,814	1,640,404
Ff Group (a)(d)	5,453	0
Hellenic Telecommunications Organization SA	71,705	1,131,349
Jumbo SA	41,766	1,246,315
Motor Oil (HELLAS) Corinth Refineries SA	23,651	598,098
Mytilineos SA	38,566	1,605,390
National Bank of Greece SA (a)	201,856	1,389,349
OPAP SA	65,009	1,144,353
Public Power Corp. of Greece (a)	77,397	915,655
Terna Energy SA	20,563	395,432
TOTAL GREECE		11,512,465
Hong Kong - 1.5%
AIA Group Ltd.	4,240,695	42,427,058
CK Asset Holdings Ltd.	717,471	4,139,840
CK Infrastructure Holdings Ltd.	225,636	1,193,436
CLP Holdings Ltd.	598,108	4,866,065
Futu Holdings Ltd. ADR (a)(c)	20,466	1,232,053
Hang Lung Properties Ltd.	669,998	1,039,502
Hang Seng Bank Ltd.	280,850	4,274,564
Henderson Land Development Co. Ltd.	540,059	1,669,414
HKT Trust/HKT Ltd. unit	1,364,557	1,607,955
Hong Kong & China Gas Co. Ltd.	4,099,468	3,506,065
Hong Kong Exchanges and Clearing Ltd.	438,002	18,297,587
Hongkong Land Holdings Ltd.	411,467	1,464,823
Jardine Matheson Holdings Ltd.	57,519	2,840,288
Jinmao Property Services Co. Ltd.	316	115
Kingboard Laminates Holdings Ltd.	323,000	330,086
Link (REIT)	918,250	5,139,393
MTR Corp. Ltd.	559,318	2,571,074
New World Development Co. Ltd.	559,090	1,374,982
Nine Dragons Paper (Holdings) Ltd.	574,000	376,097
Orient Overseas International Ltd.	49,500	824,482
Power Assets Holdings Ltd.	499,854	2,614,990
Prudential PLC	1,002,322	13,918,576
Sino Biopharmaceutical Ltd.	3,684,250	1,662,870
Sino Land Ltd.	1,344,367	1,646,220
Sun Hung Kai Properties Ltd.	526,562	6,611,843
Swire Pacific Ltd. (A Shares)	160,504	1,336,693
Swire Properties Ltd.	414,155	1,035,534
Techtronic Industries Co. Ltd.	500,347	5,648,945
Vinda International Holdings Ltd.	129,000	260,021
WH Group Ltd. (b)	3,075,946	1,678,821
Wharf Real Estate Investment Co. Ltd.	612,654	3,279,732
Xinyi Glass Holdings Ltd.	614,793	1,015,340
TOTAL HONG KONG		139,884,464
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	164,093	1,295,875
OTP Bank PLC	87,566	3,186,491
Richter Gedeon PLC	50,797	1,281,384
TOTAL HUNGARY		5,763,750
India - 4.0%
ABB India Ltd.	19,618	1,086,051
ACC Ltd.	22,699	556,959
Adani Enterprises Ltd.	63,221	1,915,848
Adani Green Energy Ltd. (a)	118,613	1,576,843
Adani Ports & Special Economic Zone Ltd.	195,451	1,848,633
Adani Power Ltd. (a)	282,497	938,794
Ambuja Cements Ltd.	221,908	1,249,312
Apollo Hospitals Enterprise Ltd.	36,092	2,270,430
Asian Paints Ltd.	139,416	5,725,397
AU Small Finance Bank Ltd. (b)	59,605	528,973
Aurobindo Pharma Ltd.	91,907	918,902
Avenue Supermarts Ltd. (a)(b)	59,395	2,710,330
Axis Bank Ltd.	827,713	9,600,625
Bajaj Auto Ltd.	24,867	1,491,113
Bajaj Finance Ltd.	99,036	8,791,251
Bajaj Finserv Ltd.	140,009	2,721,016
Bajaj Holdings & Investment Ltd.	9,960	913,585
Balkrishna Industries Ltd.	28,856	892,048
Bandhan Bank Ltd. (a)(b)	266,042	722,687
Bank of Baroda	369,653	908,850
Berger Paints India Ltd.	83,968	696,738
Bharat Electronics Ltd.	1,350,273	2,145,923
Bharat Forge Ltd.	90,870	1,029,193
Bharat Petroleum Corp. Ltd.	281,537	1,292,318
Bharti Airtel Ltd.	808,352	8,746,990
Britannia Industries Ltd.	39,045	2,276,019
Cg Power & Industrial Soluti	226,053	1,105,114
Cholamandalam Investment and Finance Co. Ltd.	150,327	2,069,373
Cipla Ltd./India	193,572	2,765,651
Coal India Ltd.	573,780	1,599,454
Colgate-Palmolive Ltd.	43,935	1,078,822
Container Corp. of India Ltd.	105,014	887,077
Dabur India Ltd.	222,136	1,554,736
Divi's Laboratories Ltd.	44,417	1,989,854
DLF Ltd.	226,924	1,431,382
Dr. Reddy's Laboratories Ltd.	38,951	2,671,464
Eicher Motors Ltd.	50,016	2,046,800
GAIL India Ltd.	813,720	1,178,430
Godrej Consumer Products Ltd. (a)	151,014	1,902,273
Godrej Properties Ltd. (a)	43,969	930,545
Grasim Industries Ltd.	96,208	2,163,569
Havells India Ltd.	92,674	1,503,304
HCL Technologies Ltd.	348,300	4,729,409
HDFC Bank Ltd.	1,009,649	20,271,961
HDFC Standard Life Insurance Co. Ltd. (b)	350,238	2,754,760
Hero Motocorp Ltd.	39,878	1,553,467
Hindalco Industries Ltd.	455,075	2,559,797
Hindustan Aeronautics Ltd.	30,476	1,468,029
Hindustan Petroleum Corp. Ltd. (a)	210,740	723,650
Hindustan Unilever Ltd.	298,539	9,295,947
ICICI Bank Ltd.	1,882,825	22,949,327
ICICI Lombard General Insurance Co. Ltd. (b)	87,990	1,482,370
ICICI Prudential Life Insurance Co. Ltd. (b)	127,340	897,295
Indian Oil Corp. Ltd.	1,006,099	1,146,909
Indian Railway Catering & Tourism Corp. Ltd.	81,628	635,883
Indraprastha Gas Ltd.	111,425	627,443
Info Edge India Ltd.	26,180	1,460,242
Infosys Ltd.	1,207,896	19,994,165
InterGlobe Aviation Ltd. (a)(b)	49,475	1,559,870
ITC Ltd.	1,084,854	6,143,197
Jindal Steel & Power Ltd.	130,044	1,057,477
Jio Financial Services Ltd. (d)	1,125,329	3,583,018
JSW Steel Ltd. (a)	223,292	2,217,580
Jubilant Foodworks Ltd.	137,367	799,247
Kotak Mahindra Bank Ltd.	397,184	8,966,342
Larsen & Toubro Ltd.	250,173	8,156,631
Ltimindtree Ltd. (b)	32,994	1,962,489
Lupin Ltd.	72,473	868,416
Mahindra & Mahindra Ltd.	338,852	6,078,240
Marico Ltd.	182,273	1,242,378
Maruti Suzuki India Ltd.	49,323	5,889,942
Max Healthcare Institute Ltd. (a)	286,179	2,070,135
Mphasis BFL Ltd.	28,476	794,638
MRF Ltd.	679	850,040
Muthoot Finance Ltd.	41,544	682,162
Nestle India Ltd.	12,192	3,343,505
NTPC Ltd.	1,600,569	4,249,565
Oil & Natural Gas Corp. Ltd.	1,147,339	2,470,043
Page Industries Ltd.	2,248	1,033,387
Petronet LNG Ltd.	280,057	795,322
PI Industries Ltd.	28,394	1,248,349
Pidilite Industries Ltd.	55,576	1,767,126
Power Grid Corp. of India Ltd.	1,280,005	4,140,872
Reliance Industries Ltd.	1,108,736	34,368,254
Samvardhana Motherson International Ltd.	866,702	1,035,953
SBI Cards & Payment Services Ltd.	103,966	1,081,315
SBI Life Insurance Co. Ltd. (b)	162,949	2,540,431
Shree Cement Ltd.	3,365	986,439
Shriram Transport Finance Co. Ltd.	103,434	2,381,032
Siemens Ltd.	32,802	1,588,647
Sona Blw Precision Forgings Ltd. (b)	150,727	1,044,862
SRF Ltd.	54,156	1,429,333
State Bank of India	648,801	4,892,831
Sun Pharmaceutical Industries Ltd.	347,608	4,832,867
Tata Consultancy Services Ltd.	332,479	13,832,202
Tata Consumer Products Ltd.	205,225	2,144,332
Tata Elxsi Ltd.	12,684	1,104,205
Tata Motors Ltd.	601,683	4,713,818
Tata Power Co. Ltd./The	527,853	1,519,246
Tata Steel Ltd.	2,649,928	3,968,125
Tech Mahindra Ltd.	193,386	2,623,080
The Indian Hotels Co. Ltd.	317,560	1,525,632
Titan Co. Ltd.	129,098	4,715,672
Torrent Pharmaceuticals Ltd.	38,045	926,537
Trent Ltd.	65,705	1,403,821
Tube Investments of India Ltd.	38,431	1,438,919
Tvs Motor Co. Ltd.	87,225	1,460,149
Ultratech Cement Ltd.	42,382	4,286,720
United Spirits Ltd. (a)	102,405	1,264,933
UPL Ltd.	176,019	1,337,051
Varun Beverages Ltd.	167,160	1,635,013
Vedanta Ltd.	277,767	932,195
Wipro Ltd.	490,527	2,419,599
Yes Bank Ltd. (a)	4,755,890	980,208
Zomato Ltd. (a)	1,579,530	1,615,254
TOTAL INDIA		366,981,976
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	1,604,700	779,471
PT Adaro Energy Indonesia Tbk	5,270,100	842,237
PT Aneka Tambang Tbk	2,701,100	355,549
PT Astra International Tbk	7,379,600	3,352,139
PT Bank Central Asia Tbk	20,169,900	12,204,930
PT Bank Mandiri (Persero) Tbk	13,499,800	5,125,090
PT Bank Negara Indonesia (Persero) Tbk	2,745,000	1,615,509
PT Bank Rakyat Indonesia (Persero) Tbk	24,758,154	9,276,099
PT Barito Pacific Tbk	11,112,057	571,077
PT Charoen Pokphand Indonesia Tbk (a)	2,594,100	890,217
PT GoTo Gojek Tokopedia Tbk (a)	305,777,312	2,291,302
PT Indah Kiat Pulp & Paper Tbk	1,000,500	607,067
PT Indofood CBP Sukses Makmur Tbk	804,900	597,804
PT Kalbe Farma Tbk	7,473,300	949,030
PT Merdeka Copper Gold Tbk (a)	4,425,195	1,030,002
PT Sarana Menara Nusantara Tbk	7,826,200	526,763
PT Semen Indonesia (Persero) Tbk	1,315,333	608,385
PT Sumber Alfaria Trijaya Tbk	6,194,400	1,109,077
PT Surya Citra Media Tbk	20	0
PT Telkom Indonesia Persero Tbk	18,128,300	4,466,377
PT Unilever Indonesia Tbk	2,796,100	713,858
PT United Tractors Tbk	547,700	999,698
PT Vale Indonesia Tbk	987,600	450,249
TOTAL INDONESIA		49,361,930
Ireland - 0.4%
AerCap Holdings NV (a)	60,387	3,853,294
AIB Group PLC	490,099	2,305,260
Bank of Ireland Group PLC	388,982	4,104,072
CRH PLC	267,627	15,942,784
CRH PLC sponsored ADR	1,987	119,816
Kerry Group PLC Class A	58,047	5,767,017
Kingspan Group PLC (Ireland)	56,289	4,517,952
Smurfit Kappa Group PLC	95,693	3,786,668
TOTAL IRELAND		40,396,863
Israel - 0.4%
Azrieli Group	15,541	884,277
Bank Hapoalim BM (Reg.)	461,887	4,105,495
Bank Leumi le-Israel BM	561,150	4,482,607
Check Point Software Technologies Ltd. (a)	35,104	4,641,100
Elbit Systems Ltd. (Israel)	9,875	2,097,664
Icl Group Ltd.	279,311	1,853,641
Israel Discount Bank Ltd. (Class A)	448,058	2,375,165
Mizrahi Tefahot Bank Ltd.	55,938	2,020,471
NICE Ltd. (a)	22,745	4,917,520
NICE Ltd. sponsored ADR (a)	360	78,426
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	403,638	3,390,559
Tower Semiconductor Ltd. (a)	40,543	1,503,002
Wix.com Ltd. (a)	20,024	1,888,664
TOTAL ISRAEL		34,238,591
Italy - 1.4%
Amplifon SpA	45,993	1,557,029
Assicurazioni Generali SpA	371,295	7,911,669
Coca-Cola HBC AG	79,847	2,348,650
Davide Campari Milano NV	189,684	2,550,659
DiaSorin SpA	9,135	1,024,983
Enel SpA	2,967,231	20,459,647
Eni SpA	844,736	12,896,472
Ferrari NV (Italy)	45,968	14,727,885
FinecoBank SpA	223,733	3,472,211
Infrastrutture Wireless Italiane SpA (b)	122,193	1,533,619
Intesa Sanpaolo SpA	5,882,746	17,010,943
Mediobanca SpA	203,835	2,716,293
Moncler SpA	74,958	5,416,401
Nexi SpA (a)(b)	218,726	1,893,612
Poste Italiane SpA (b)	192,673	2,202,118
Prysmian SpA	91,834	3,660,216
Recordati SpA	38,876	2,006,838
Snam SpA	732,962	3,853,774
Telecom Italia SpA (a)	1,940,517	559,643
Telecom Italia SpA (Risparmio Shares) (a)	1,758,091	493,114
Terna - Rete Elettrica Nazionale	514,377	4,348,006
UniCredit SpA	671,645	17,006,224
TOTAL ITALY		129,650,006
Japan - 14.3%
Advantest Corp.	69,737	9,570,976
AEON Co. Ltd.	239,442	5,180,490
AGC, Inc.	73,173	2,641,665
Aisin Seiki Co. Ltd.	53,662	1,740,766
Ajinomoto Co., Inc.	163,761	6,373,631
Ana Holdings, Inc. (a)	58,356	1,397,115
Asahi Group Holdings	175,049	6,884,330
ASAHI INTECC Co. Ltd.	78,392	1,607,900
Asahi Kasei Corp.	457,430	3,117,273
Astellas Pharma, Inc.	657,730	9,617,559
Azbil Corp.	41,422	1,304,401
Bandai Namco Holdings, Inc.	219,594	4,960,989
BayCurrent Consulting, Inc.	48,600	1,567,334
Bridgestone Corp.	208,820	8,649,888
Brother Industries Ltd.	85,921	1,336,844
Canon, Inc.	364,283	9,415,034
Capcom Co. Ltd.	63,074	2,837,477
Central Japan Railway Co.	52,442	6,684,959
Chiba Bank Ltd.	197,832	1,388,780
Chubu Electric Power Co., Inc.	238,444	2,987,568
Chugai Pharmaceutical Co. Ltd.	244,160	7,266,506
Concordia Financial Group Ltd.	392,015	1,789,715
CyberAgent, Inc.	161,200	1,017,408
Dai Nippon Printing Co. Ltd.	81,038	2,300,724
Dai-ichi Mutual Life Insurance Co.	341,865	6,981,962
Daifuku Co. Ltd.	110,003	2,346,741
Daiichi Sankyo Kabushiki Kaisha	673,473	20,742,712
Daikin Industries Ltd.	96,146	19,440,601
Daito Trust Construction Co. Ltd.	22,965	2,468,175
Daiwa House Industry Co. Ltd.	218,659	5,935,831
Daiwa House REIT Investment Corp.	794	1,562,717
Daiwa Securities Group, Inc.	482,044	2,609,370
DENSO Corp.	158,125	10,982,555
Dentsu Group, Inc.	74,914	2,502,311
Disco Corp.	33,487	6,294,749
East Japan Railway Co.	109,995	6,226,336
Eisai Co. Ltd.	91,548	5,776,086
ENEOS Holdings, Inc.	1,045,205	3,786,586
FANUC Corp.	348,850	10,672,172
Fast Retailing Co. Ltd.	63,674	15,915,703
Fuji Electric Co. Ltd.	46,825	2,112,416
FUJIFILM Holdings Corp.	135,853	7,875,301
Fujitsu Ltd.	63,894	8,257,064
GLP J-REIT	1,651	1,625,875
GMO Payment Gateway, Inc.	15,041	1,145,533
Hakuhodo DY Holdings, Inc.	82,224	943,815
Hamamatsu Photonics K.K.	51,042	2,456,216
Hankyu Hanshin Holdings, Inc.	82,321	2,731,785
Hikari Tsushin, Inc.	7,322	1,084,417
Hirose Electric Co. Ltd.	11,215	1,418,183
Hitachi Construction Machinery Co. Ltd.	38,709	1,158,291
Hitachi Ltd.	341,556	22,323,043
Honda Motor Co. Ltd.	560,809	17,879,376
Hoshizaki Corp.	39,100	1,497,324
Hoya Corp.	129,970	15,101,424
Hulic Co. Ltd.	139,394	1,185,092
Ibiden Co. Ltd.	40,805	2,474,143
Idemitsu Kosan Co. Ltd.	76,985	1,623,414
Iida Group Holdings Co. Ltd.	55,940	980,862
INPEX Corp.	352,206	4,536,727
Isuzu Motors Ltd.	210,345	2,723,477
Itochu Corp.	432,922	17,497,638
ITOCHU Techno-Solutions Corp.	36,098	913,963
Japan Airlines Co. Ltd.	52,540	1,136,000
Japan Exchange Group, Inc.	181,308	3,154,873
Japan Post Bank Co. Ltd.	540,090	4,491,101
Japan Post Holdings Co. Ltd.	800,430	5,845,758
Japan Post Insurance Co. Ltd.	74,316	1,200,684
Japan Real Estate Investment Corp.	455	1,829,403
Japan Retail Fund Investment Corp.	2,562	1,755,843
Japan Tobacco, Inc.	438,681	9,722,428
JFE Holdings, Inc.	181,742	2,934,393
JSR Corp.	65,701	1,880,536
Kajima Corp.	152,744	2,411,437
Kansai Electric Power Co., Inc.	255,394	3,357,022
Kao Corp.	168,905	6,416,972
Kawasaki Kisen Kaisha Ltd.	50,500	1,519,987
KDDI Corp.	544,487	16,025,178
Keio Corp.	37,002	1,228,675
Keisei Electric Railway Co.	47,230	1,958,718
Keyence Corp.	70,920	31,784,762
Kikkoman Corp.	49,073	2,822,995
Kintetsu Group Holdings Co. Ltd.	65,470	2,195,602
Kirin Holdings Co. Ltd.	282,208	4,170,684
Kobayashi Pharmaceutical Co. Ltd.	18,048	991,806
Kobe Bussan Co. Ltd.	54,021	1,438,383
Koei Tecmo Holdings Co. Ltd.	45,176	772,277
Koito Manufacturing Co. Ltd.	77,404	1,420,329
Komatsu Ltd.	336,463	9,425,826
Konami Group Corp.	36,792	2,060,911
Kose Corp.	12,434	1,216,612
Kubota Corp.	367,925	5,546,095
Kurita Water Industries Ltd.	37,998	1,524,835
Kyocera Corp.	117,117	6,292,780
Kyowa Hakko Kirin Co., Ltd.	99,163	1,893,134
Lasertec Corp.	27,374	4,143,927
LIXIL Group Corp.	108,161	1,381,806
M3, Inc.	162,334	3,723,304
Makita Corp.	82,820	2,321,044
Marubeni Corp.	555,929	9,822,005
MatsukiyoCocokara & Co.	41,700	2,437,251
Mazda Motor Corp.	206,872	2,052,273
McDonald's Holdings Co. (Japan) Ltd.	31,068	1,222,935
Meiji Holdings Co. Ltd.	79,626	1,840,300
Minebea Mitsumi, Inc.	132,360	2,445,029
Misumi Group, Inc.	103,675	1,890,731
Mitsubishi Chemical Holdings Corp.	465,362	2,778,793
Mitsubishi Corp.	451,414	23,052,210
Mitsubishi Electric Corp.	701,196	10,108,973
Mitsubishi Estate Co. Ltd.	413,667	5,069,775
Mitsubishi Heavy Industries Ltd.	116,401	5,507,294
Mitsubishi UFJ Financial Group, Inc.	4,159,757	33,495,422
Mitsubishi UFJ Lease & Finance Co. Ltd.	314,399	2,077,135
Mitsui & Co. Ltd.	478,104	18,621,406
Mitsui Chemicals, Inc.	63,543	1,822,342
Mitsui Fudosan Co. Ltd.	327,406	6,716,581
Mitsui OSK Lines Ltd.	126,000	3,254,841
Mizuho Financial Group, Inc.	878,914	14,911,096
MonotaRO Co. Ltd.	90,250	1,101,283
MS&AD Insurance Group Holdings, Inc.	155,937	5,800,574
Murata Manufacturing Co. Ltd.	209,266	12,430,759
NEC Corp.	89,156	4,501,512
Nexon Co. Ltd.	144,179	2,746,966
NGK Insulators Ltd.	83,360	1,020,723
Nidec Corp.	151,341	9,038,838
Nintendo Co. Ltd.	378,210	17,108,238
Nippon Building Fund, Inc.	561	2,350,234
Nippon Express Holdings, Inc.	26,973	1,580,290
Nippon Paint Holdings Co. Ltd.	348,410	3,188,626
Nippon Prologis REIT, Inc.	807	1,648,999
Nippon Sanso Holdings Corp.	62,647	1,511,296
Nippon Shinyaku Co. Ltd.	18,445	746,020
Nippon Steel & Sumitomo Metal Corp.	293,724	6,701,776
Nippon Telegraph & Telephone Corp.	10,887,225	12,484,585
Nippon Yusen KK	174,453	4,228,123
Nissan Chemical Corp.	45,522	2,041,794
Nissan Motor Co. Ltd.	842,871	3,712,972
Nisshin Seifun Group, Inc.	69,384	860,320
Nissin Food Holdings Co. Ltd.	22,863	1,928,486
Nitori Holdings Co. Ltd.	29,080	3,567,929
Nitto Denko Corp.	55,055	3,908,590
Nomura Holdings, Inc.	1,057,306	4,374,049
Nomura Real Estate Holdings, Inc.	40,814	1,010,703
Nomura Real Estate Master Fund, Inc.	1,566	1,862,490
Nomura Research Institute Ltd.	139,524	3,964,564
NTT Data Corp.	231,315	3,212,053
Obayashi Corp.	236,143	2,181,914
OBIC Co. Ltd.	25,469	4,165,913
Odakyu Electric Railway Co. Ltd.	106,790	1,559,082
Oji Holdings Corp.	316,056	1,246,318
Olympus Corp.	437,248	7,119,706
OMRON Corp.	63,484	3,401,223
Ono Pharmaceutical Co. Ltd.	142,265	2,607,054
Open House Group Co. Ltd.	28,300	1,074,988
Oracle Corp. Japan	13,738	963,345
Oriental Land Co. Ltd.	397,185	15,215,677
ORIX Corp.	426,496	8,187,260
Osaka Gas Co. Ltd.	135,175	2,126,466
Otsuka Corp.	42,304	1,759,482
Otsuka Holdings Co. Ltd.	141,885	5,211,044
Pan Pacific International Holdings Ltd.	137,408	2,713,099
Panasonic Holdings Corp.	804,180	9,926,309
Persol Holdings Co. Ltd.	63,177	1,246,976
Rakuten Group, Inc.	552,150	2,154,419
Recruit Holdings Co. Ltd.	524,836	18,178,052
Renesas Electronics Corp. (a)	463,467	8,942,059
Resona Holdings, Inc.	777,743	4,233,537
Ricoh Co. Ltd.	203,662	1,808,786
ROHM Co. Ltd.	31,687	2,962,339
SBI Holdings, Inc. Japan	87,964	1,854,624
SCSK Corp.	54,356	902,654
Secom Co. Ltd.	76,506	5,126,572
Seiko Epson Corp.	107,162	1,756,970
Sekisui Chemical Co. Ltd.	136,152	2,066,230
Sekisui House Ltd.	224,608	4,576,942
Seven & i Holdings Co. Ltd.	274,140	11,355,618
SG Holdings Co. Ltd.	116,616	1,700,488
Sharp Corp. (a)	83,313	494,848
Shimadzu Corp.	86,721	2,627,872
SHIMANO, Inc.	28,174	4,246,588
SHIMIZU Corp.	197,543	1,360,230
Shin-Etsu Chemical Co. Ltd.	663,445	21,857,098
Shionogi & Co. Ltd.	94,460	3,958,635
Shiseido Co. Ltd.	144,994	6,349,507
Shizuoka Financial Group	161,312	1,345,353
SMC Corp.	20,857	10,870,886
SoftBank Corp.	1,048,129	11,638,957
SoftBank Group Corp.	374,442	19,045,034
Sompo Holdings, Inc.	113,679	5,026,919
Sony Group Corp.	459,442	43,034,207
Square Enix Holdings Co. Ltd.	31,792	1,471,328
Subaru Corp.	226,005	4,267,827
Sumco Corp.	126,364	1,838,636
Sumitomo Chemical Co. Ltd.	524,685	1,615,749
Sumitomo Corp.	409,961	8,780,453
Sumitomo Electric Industries Ltd.	263,732	3,373,931
Sumitomo Metal Mining Co. Ltd.	91,128	3,147,668
Sumitomo Mitsui Financial Group, Inc.	475,885	22,296,014
Sumitomo Mitsui Trust Holdings, Inc.	120,527	4,682,478
Sumitomo Realty & Development Co. Ltd.	105,608	2,825,319
Suntory Beverage & Food Ltd.	49,937	1,776,482
Suzuki Motor Corp.	133,864	5,360,582
Sysmex Corp.	60,865	4,117,848
T&D Holdings, Inc.	181,727	2,952,034
Taisei Corp.	62,887	2,380,834
Takeda Pharmaceutical Co. Ltd.	576,846	17,636,982
TDK Corp.	141,084	5,391,865
Terumo Corp.	244,635	7,997,732
TIS, Inc.	81,620	2,067,106
Tobu Railway Co. Ltd.	69,886	1,847,547
Toho Co. Ltd.	41,413	1,612,681
Tokio Marine Holdings, Inc.	656,263	15,090,760
Tokyo Electric Power Co., Inc. (a)	558,866	2,219,515
Tokyo Electron Ltd.	163,144	24,485,804
Tokyo Gas Co. Ltd.	142,162	3,222,665
Tokyu Corp.	195,981	2,485,838
Toppan, Inc.	90,558	2,127,332
Toray Industries, Inc.	502,653	2,809,614
Toshiba Corp.	150,579	4,857,182
Tosoh Corp.	92,951	1,212,972
Toto Ltd.	49,339	1,515,909
Toyota Industries Corp.	53,342	3,846,968
Toyota Motor Corp.	3,863,665	64,962,744
Toyota Tsusho Corp.	77,111	4,496,086
Trend Micro, Inc.	48,130	2,270,076
Unicharm Corp.	146,997	5,438,695
USS Co. Ltd.	73,417	1,271,051
Welcia Holdings Co. Ltd.	36,092	678,889
West Japan Railway Co.	79,359	3,259,373
Yakult Honsha Co. Ltd.	47,327	2,627,744
Yamaha Corp.	50,032	1,934,249
Yamaha Motor Co. Ltd.	107,878	3,154,483
Yamato Holdings Co. Ltd.	103,402	1,934,813
Yaskawa Electric Corp.	88,135	3,823,014
Yokogawa Electric Corp.	81,623	1,529,875
Z Holdings Corp.	982,096	2,732,321
ZOZO, Inc.	46,307	902,281
TOTAL JAPAN		1,307,697,251
Jordan - 0.0%
Hikma Pharmaceuticals PLC	59,830	1,603,993
Korea (South) - 3.3%
AMOREPACIFIC Corp.	11,148	983,298
BGF Retail Co. Ltd.	2,656	348,391
Celltrion Healthcare Co. Ltd.	39,435	2,030,823
Celltrion Pharm, Inc.	6,132	425,687
Celltrion, Inc.	39,666	4,551,103
CJ CheilJedang Corp.	2,984	653,915
CJ Corp.	5,012	254,185
Cosmo AM&T Co. Ltd. (a)	8,491	1,206,146
Coway Co. Ltd.	19,776	634,580
Db Insurance Co. Ltd.	16,693	986,383
Delivery Hero AG (a)(b)	63,298	2,871,885
Doosan Bobcat, Inc.	17,982	823,300
Doosan Heavy Industries & Construction Co. Ltd. (a)	165,113	2,260,140
E-Mart, Inc.	7,256	429,890
Ecopro BM Co. Ltd.	17,794	5,835,149
F&F Co. Ltd.	6,215	503,438
GS Holdings Corp.	15,723	463,918
Hana Financial Group, Inc.	107,140	3,295,403
Hankook Tire Co. Ltd.	26,753	810,304
Hanmi Pharm Co. Ltd.	2,484	518,099
Hanon Systems	66,957	447,002
Hanwha Aerospace Co. Ltd.	13,058	1,248,855
Hanwha Solutions Corp. (a)	38,168	1,130,654
HD Hyundai Co. Ltd.	16,811	810,473
HD Hyundai Heavy Industries Co. Ltd. (a)	8,119	887,694
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	15,740	1,518,910
HLB, Inc.	39,697	1,020,604
HMM Co. Ltd.	89,876	1,230,263
Hotel Shilla Co.	11,125	655,631
HYBE Co. Ltd. (a)	6,839	1,405,032
Hyundai Engineering & Construction Co. Ltd.	28,875	845,197
Hyundai Glovis Co. Ltd.	7,027	958,587
Hyundai Mipo Dockyard Co. Ltd. (a)	8,651	632,379
Hyundai Mobis	22,270	4,061,070
Hyundai Motor Co. Ltd.	51,456	7,893,260
Hyundai Steel Co.	31,382	887,878
Industrial Bank of Korea	106,137	863,071
Kakao Corp.	112,798	4,528,799
Kakao Games Corp. (a)	13,207	325,596
Kakao Pay Corp. (a)	9,806	385,265
KakaoBank Corp.	61,399	1,249,393
Kangwon Land, Inc.	32,763	400,012
KB Financial Group, Inc.	141,107	5,637,954
Kia Corp.	95,750	6,197,387
Korea Aerospace Industries Ltd.	27,010	1,040,049
Korea Electric Power Corp. (a)	96,109	1,444,664
Korea Investment Holdings Co. Ltd.	14,792	565,530
Korea Zinc Co. Ltd.	2,933	1,133,975
Korean Air Lines Co. Ltd.	68,768	1,323,993
KRAFTON, Inc. (a)	10,945	1,471,646
KT Corp.	23,577	544,673
KT&G Corp.	38,256	2,473,113
Kumho Petro Chemical Co. Ltd.	6,598	620,183
L&F Co. Ltd.	9,317	1,877,663
LG Chemical Ltd.	18,028	9,142,961
LG Corp.	34,118	2,229,638
LG Display Co. Ltd. (a)	85,208	898,753
LG Electronics, Inc.	38,622	3,276,637
LG Energy Solution (a)	12,742	5,584,573
LG H & H Co. Ltd.	3,194	1,069,900
LG Innotek Co. Ltd.	5,296	1,094,249
LG Uplus Corp.	81,066	635,093
Lotte Chemical Corp.	8,014	944,580
Lotte Energy Materials Corp.	8,112	347,915
Meritz Financial Holdings Co.	38,822	1,494,883
Mirae Asset Securities Co. Ltd.	97,474	528,672
NAVER Corp.	47,622	8,460,534
NCSOFT Corp.	5,290	1,144,762
Netmarble Corp. (a)(b)	7,855	302,465
NH Investment & Securities Co. Ltd.	50,861	394,080
Orion Corp./Republic of Korea	8,594	763,406
Pan Ocean Co., Ltd. (Korea)	95,406	356,918
Pearl Abyss Corp. (a)	11,592	508,055
POSCO	26,154	13,146,852
POSCO Chemtech Co. Ltd.	11,272	4,649,175
Posco International Corp.	19,395	1,367,662
S-Oil Corp.	16,714	979,775
Samsung Biologics Co. Ltd. (a)(b)	6,424	3,851,222
Samsung C&T Corp.	30,011	2,426,303
Samsung Electro-Mechanics Co. Ltd.	20,200	2,298,688
Samsung Electronics Co. Ltd.	1,741,136	95,115,747
Samsung Engineering Co. Ltd. (a)	58,281	1,687,691
Samsung Fire & Marine Insurance Co. Ltd.	11,128	2,125,060
Samsung Heavy Industries Co. Ltd. (a)	228,028	1,611,537
Samsung Life Insurance Co. Ltd.	29,838	1,630,007
Samsung SDI Co. Ltd.	20,023	10,421,137
Samsung SDS Co. Ltd.	14,052	1,411,007
Samsung Securities Co. Ltd.	21,480	603,522
Shinhan Financial Group Co. Ltd.	155,907	4,280,765
SK Biopharmaceuticals Co. Ltd. (a)	11,037	703,137
SK Bioscience Co. Ltd. (a)	9,938	570,121
SK Hynix, Inc.	198,787	19,198,507
SK IE Technology Co. Ltd. (a)(b)	9,048	759,830
SK Innovation Co., Ltd.	20,491	3,464,027
SK Square Co. Ltd. (a)	36,701	1,275,338
SK, Inc.	12,896	1,542,207
SKC Co. Ltd.	6,693	519,633
Woori Financial Group, Inc.	202,567	1,846,966
Yuhan Corp.	19,097	1,091,069
TOTAL KOREA (SOUTH)		305,357,551
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (a)	588,826	1,207,553
Boubyan Bank KSC	505,024	1,019,254
Gulf Bank	650,327	558,875
Kuwait Finance House KSCP	2,960,726	7,604,208
Mabanee Co. SAKC	229,897	660,804
Mobile Telecommunication Co.	735,449	1,247,295
National Bank of Kuwait	2,744,320	8,593,867
TOTAL KUWAIT		20,891,856
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	175,105	5,063,485
Eurofins Scientific SA	49,581	3,411,505
Reinet Investments SCA	49,125	1,190,098
TOTAL LUXEMBOURG		9,665,088
Macau - 0.1%
Galaxy Entertainment Group Ltd. (a)	792,136	5,748,875
Sands China Ltd. (a)	879,187	3,353,782
TOTAL MACAU		9,102,657
Malaysia - 0.4%
AMMB Holdings Bhd	622,400	532,815
Axiata Group Bhd	949,734	562,384
CelcomDigi Bhd	1,285,200	1,259,832
CIMB Group Holdings Bhd	2,332,911	2,871,514
Dialog Group Bhd	1,205,222	614,773
Gamuda Bhd	662,300	631,601
Genting Bhd	750,200	717,091
Genting Malaysia Bhd	1,012,700	583,948
Hong Leong Bank Bhd	243,800	1,058,684
Hong Leong Credit Bhd	78,500	318,596
IHH Healthcare Bhd	796,700	1,051,312
Inari Amertron Bhd	988,700	662,203
IOI Corp. Bhd	880,200	814,024
IOI Properties Group Bhd	30	9
Kuala Lumpur Kepong Bhd	176,141	910,980
Malayan Banking Bhd	1,979,007	3,958,892
Malaysia Airports Holdings Bhd	262,016	400,956
Maxis Bhd	837,900	750,747
MISC Bhd	476,200	759,343
MR DIY Group M Sdn Bhd (b)	1,200,750	391,462
Nestle (Malaysia) Bhd	24,200	718,647
Petronas Chemicals Group Bhd	1,030,600	1,588,527
Petronas Dagangan Bhd	106,100	540,265
Petronas Gas Bhd	279,900	1,060,255
PPB Group Bhd	248,980	922,148
Press Metal Aluminium Holdings	1,388,600	1,552,128
Public Bank Bhd	5,379,500	4,975,053
QL Resources Bhd	385,450	468,456
RHB Bank Bhd	537,254	677,972
Sime Darby Bhd	917,185	443,438
Sime Darby Plantation Bhd	731,340	737,990
Sime Darby Property Bhd	10	1
SP Setia Bhd	13	2
Telekom Malaysia Bhd	395,497	446,458
Tenaga Nasional Bhd	944,400	2,010,699
Top Glove Corp. Bhd (a)	1,922,300	392,219
TOTAL MALAYSIA		35,385,424
Mexico - 0.8%
Alfa SA de CV Series A	1,135,400	696,361
America Movil S.A.B. de CV Series L	11,471,300	12,022,772
Arca Continental S.A.B. de CV	190,000	1,903,517
Banco del Bajio SA (b)	277,000	844,482
CEMEX S.A.B. de CV unit (a)	5,546,594	4,213,358
Coca-Cola FEMSA S.A.B. de CV unit	187,090	1,579,399
Fibra Uno Administracion SA de CV	1,078,200	1,620,037
Fomento Economico Mexicano S.A.B. de CV unit	707,300	8,016,207
Gruma S.A.B. de CV Series B	68,915	1,236,231
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	141,300	2,692,252
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	69,195	1,957,212
Grupo Bimbo S.A.B. de CV Series A	492,700	2,554,272
Grupo Carso SA de CV Series A1	204,600	1,626,903
Grupo Financiero Banorte S.A.B. de CV Series O	944,100	8,948,230
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	793,200	1,925,565
Grupo Mexico SA de CV Series B	1,130,924	5,878,509
Grupo Televisa SA de CV	941,100	995,897
Industrias Penoles SA de CV (a)	72,610	1,038,221
Kimberly-Clark de Mexico SA de CV Series A	576,700	1,354,186
Operadora de Sites Mexicanos, SA de CV	448,200	454,222
Orbia Advance Corp. S.A.B. de CV	376,937	855,171
Promotora y Operadora de Infraestructura S.A.B. de CV	70,405	729,319
Southern Copper Corp.	30,684	2,683,009
Wal-Mart de Mexico SA de CV Series V	1,901,500	7,916,009
TOTAL MEXICO		73,741,341
Netherlands - 3.7%
ABN AMRO Bank NV GDR (Bearer) (b)	149,217	2,536,431
Adyen BV (a)(b)	7,901	14,664,377
AEGON NV	612,058	3,322,424
Akzo Nobel NV	61,979	5,299,026
Argenx SE (a)	20,261	10,204,240
ASM International NV (Netherlands)	17,059	8,116,819
ASML Holding NV (Netherlands)	146,878	105,204,131
Euronext NV (b)	31,794	2,420,807
EXOR NV	39,637	3,701,760
Ferrovial SE	188,008	6,230,384
Heineken Holding NV	42,006	3,443,136
Heineken NV (Bearer)	94,467	9,246,570
IMCD NV	21,040	3,191,264
ING Groep NV (Certificaten Van Aandelen)	1,318,667	19,248,143
JDE Peet's BV	44,668	1,347,646
Koninklijke Ahold Delhaize NV	355,632	12,258,147
Koninklijke KPN NV	1,179,152	4,266,474
Koninklijke Philips Electronics NV	339,019	7,042,656
NN Group NV	90,805	3,482,423
OCI NV	38,118	1,084,650
Randstad NV	40,853	2,393,224
Shell PLC (London)	2,494,807	75,612,050
Stellantis NV (Italy)	819,696	16,803,012
Universal Music Group NV	298,393	7,653,751
Wolters Kluwer NV	93,800	11,777,800
TOTAL NETHERLANDS		340,551,345
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	445,082	2,322,100
Fisher & Paykel Healthcare Corp.	209,345	3,194,694
Mercury Nz Ltd.	257,794	1,055,163
Meridian Energy Ltd.	471,619	1,653,548
Spark New Zealand Ltd.	686,041	2,207,198
Xero Ltd. (a)	52,107	4,277,383
TOTAL NEW ZEALAND		14,710,086
Norway - 0.4%
Aker BP ASA	114,152	3,190,834
DNB Bank ASA	339,567	6,997,623
Equinor ASA	346,608	10,602,213
Gjensidige Forsikring ASA	72,752	1,149,957
Kongsberg Gruppen ASA	31,779	1,377,763
Mowi ASA	160,543	2,823,547
Norsk Hydro ASA	495,660	3,246,287
Orkla ASA	272,704	2,154,714
Salmar ASA	26,521	1,225,429
Telenor ASA	256,895	2,750,170
TOTAL NORWAY		35,518,537
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	76,489	590,495
Credicorp Ltd. (United States)	24,484	3,845,212
TOTAL PERU		4,435,707
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	642,990	629,877
ACEN Corp. (a)	284,220	27,014
Altus Property Ventures, Inc. (a)	7	1
Ayala Corp.	110,910	1,241,982
Ayala Land, Inc.	2,497,600	1,246,071
Bank of the Philippine Islands (BPI)	703,257	1,466,186
BDO Unibank, Inc.	853,511	2,254,997
DMCI Holdings, Inc.	4	1
International Container Terminal Services, Inc.	375,670	1,484,348
JG Summit Holdings, Inc.	976,236	765,240
Jollibee Food Corp.	167,480	777,629
Manila Electric Co.	99,400	644,326
Metropolitan Bank & Trust Co.	640,931	700,216
PLDT, Inc.	28,020	668,358
SM Investments Corp.	89,033	1,478,480
SM Prime Holdings, Inc.	3,740,700	2,274,934
Universal Robina Corp.	323,210	721,514
TOTAL PHILIPPINES		16,381,174
Poland - 0.2%
Allegro.eu SA (a)(b)	175,847	1,550,539
Bank Polska Kasa Opieki SA	66,129	1,953,007
CD Projekt RED SA (c)	24,298	990,870
Cyfrowy Polsat SA	87,993	354,771
Dino Polska SA (a)(b)	17,884	1,992,593
KGHM Polska Miedz SA (Bearer)	50,097	1,551,442
LPP SA	403	1,388,389
mBank SA (a)	5,424	647,525
Orlen SA	213,184	3,804,757
PGE Polska Grupa Energetyczna SA (a)	342,090	727,795
Powszechna Kasa Oszczednosci Bank SA	321,850	3,266,991
Powszechny Zaklad Ubezpieczen SA	222,845	2,254,792
Santander Bank Polska SA (a)	13,033	1,293,002
TOTAL POLAND		21,776,473
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	82,039	1
Energias de Portugal SA	1,062,889	4,966,747
Galp Energia SGPS SA Class B	181,786	2,418,472
Jeronimo Martins SGPS SA	102,565	2,792,191
TOTAL PORTUGAL		10,177,411
Qatar - 0.3%
Barwa Real Estate Co. (a)	792,285	611,627
Dukhan Bank	662,915	752,518
Industries Qatar QSC (a)	552,383	2,022,875
Masraf al Rayan	2,063,799	1,423,114
Mesaieed Petrochemical Holding Co. (a)	1,549,035	829,840
Ooredoo QSC	296,927	932,383
Qatar Electricity & Water Co. (a)	160,955	802,564
Qatar Fuel Co. (a)	212,096	978,905
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	937,838	1,085,985
Qatar International Islamic Bank QSC (a)	344,160	981,423
Qatar Islamic Bank	598,492	3,477,502
Qatar National Bank SAQ (a)	1,676,458	7,820,400
The Commercial Bank of Qatar (a)	1,196,509	2,054,445
TOTAL QATAR		23,773,581
Romania - 0.0%
NEPI Rockcastle PLC	178,068	1,066,890
Russia - 0.0%
Alrosa Co. Ltd. (d)	846,411	142,806
Gazprom OAO (d)	3,422,762	363,228
Gazprom OAO sponsored ADR (Reg. S) (a)(d)	266,976	60,988
Inter Rao Ues JSC (d)	12,405,200	69,361
LUKOIL PJSC (d)	135,807	42,630
LUKOIL PJSC sponsored ADR (a)(d)	3,670	1,038
Magnit OJSC GDR (Reg. S) (a)(d)	122,013	594
MMC Norilsk Nickel PJSC (a)(d)	18,102	122,093
MMC Norilsk Nickel PJSC sponsored ADR (a)(d)	27,948	67,075
Mobile TeleSystems OJSC sponsored ADR (a)(d)	145,706	145,122
Moscow Exchange MICEX-RTS OAO (d)	524,685	102,287
Novatek PJSC GDR (Reg. S) (a)(d)	30,578	1,345,432
Novolipetsk Steel OJSC (a)(d)	477,930	4,653
Ozon Holdings PLC ADR (a)(d)	15,142	32,172
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	46,691	958
sponsored GDR (Reg. S) (a)(d)	300	6
Polyus PJSC (a)(d)	11,075	26,413
Rosneft Oil Co. OJSC (d)	322,313	54,666
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(d)	56,929	13,461
Sberbank of Russia (d)	3,621,326	22,580
Severstal PAO (a)(d)	60,348	1,366
Severstal PAO GDR (Reg. S) (a)(d)	9,813	232
Surgutneftegas OJSC (d)	1,105,600	13,720
Surgutneftegas OJSC sponsored ADR (a)(d)	71,885	13,275
Tatneft PAO (d)	446,514	56,323
Tatneft PAO sponsored ADR (a)(d)	5,142	4,748
TCS Group Holding PLC GDR (a)(d)	40,237	51,962
United Co. RUSAL International PJSC (d)	1,020,580	124,739
VK Co. Ltd. GDR (Reg. S) (a)(d)	38,348	11,554
VTB Bank OJSC (a)(d)	1,160,850,350	44,979
X5 Retail Group NV GDR (Reg. S) (a)(d)	41,220	9,862
Yandex NV Class A (a)(d)	102,848	389,421
TOTAL RUSSIA		3,339,744
Saudi Arabia - 1.1%
ACWA Power Co.	29,348	1,442,524
Advanced Polypropylene Co.	44,679	541,874
Al Rajhi Bank	714,255	14,202,853
Alinma Bank	360,125	3,551,718
Almarai Co. Ltd.	90,017	1,653,207
Arab National Bank	249,011	1,768,883
Arabian Internet and Communications Services Co. Ltd.	8,541	830,969
Bank Al-Jazira	143,415	702,625
Bank Albilad	177,123	2,065,554
Banque Saudi Fransi	213,474	2,424,030
Bupa Arabia for Cooperative Insurance Co.	27,326	1,257,188
Dallah Healthcare Co.	12,999	611,212
Dar Al Arkan Real Estate Development Co. (a)	191,613	864,189
Dr Sulaiman Al Habib Medical Services Group Co.	32,351	2,492,120
Elm Co.	8,683	1,574,309
Emaar The Economic City (a)	139,560	334,801
Etihad Etisalat Co.	139,367	1,740,416
Jarir Marketing Co.	209,964	867,481
Luberef	19,014	751,113
Mobile Telecommunications Co. Saudi Arabia	155,792	557,290
Mouwasat Medical Services Co.	17,568	1,175,383
Nahdi Medical Co.	14,006	648,855
National Industrialization Co. (a)	112,329	422,776
Rabigh Refining & Petrochemical Co. (a)	148,999	413,048
Riyad Bank	534,251	4,528,516
Sabic Agriculture-Nutrients Co.	86,263	3,315,685
Sahara International Petrochemical Co.	132,177	1,331,776
Saudi Arabian Mining Co.	469,333	5,554,533
Saudi Arabian Oil Co. (b)	972,061	8,395,025
Saudi Awwal Bank	365,318	3,710,048
Saudi Basic Industries Corp.	327,984	7,492,331
Saudi Electricity Co.	304,925	1,823,893
Saudi Industrial Investment Group	133,027	885,759
Saudi Investment Bank/The	189,146	902,472
Saudi Kayan Petrochemical Co. (a)	263,515	861,151
Saudi Research & Marketing Group (a)	12,886	642,995
Saudi Tadawul Group Holding Co.	17,422	935,278
Saudi Telecom Co.	726,854	8,214,791
The Saudi National Bank	1,070,509	11,000,139
The Savola Group	96,684	1,090,130
Yanbu National Petrochemical Co.	102,139	1,246,926
TOTAL SAUDI ARABIA		104,825,866
Singapore - 1.1%
CapitaLand Ascendas REIT	1,223,154	2,584,744
CapitaLand Investment Ltd.	939,571	2,402,362
CapitaMall Trust	1,921,448	2,947,737
City Developments Ltd.	174,952	972,284
DBS Group Holdings Ltd.	660,500	17,017,281
Genting Singapore Ltd.	2,229,113	1,575,760
Grab Holdings Ltd. (a)	688,616	2,637,399
Jardine Cycle & Carriage Ltd.	35,300	910,009
Keppel Corp. Ltd.	537,320	2,982,081
Mapletree Logistics Trust (REIT)	1,252,466	1,591,779
Mapletree Pan Asia Commercial Trust	839,843	1,042,106
Oversea-Chinese Banking Corp. Ltd.	1,241,551	12,417,844
Sea Ltd. ADR (a)	132,742	8,829,998
Seatrium Ltd. (a)	15,145,058	1,605,906
Singapore Airlines Ltd. (c)	494,968	2,802,864
Singapore Exchange Ltd.	311,717	2,276,196
Singapore Technologies Engineering Ltd.	562,624	1,578,182
Singapore Telecommunications Ltd.	3,004,269	6,009,668
STMicroelectronics NV (France)	248,813	13,308,101
United Overseas Bank Ltd.	461,609	10,448,905
UOL Group Ltd.	157,315	831,678
Venture Corp. Ltd.	97,869	1,102,521
TOTAL SINGAPORE		97,875,405
South Africa - 1.1%
Absa Group Ltd.	312,295	3,308,271
African Rainbow Minerals Ltd.	41,763	468,801
Anglo American Platinum Ltd.	24,316	1,210,677
Anglo American PLC (United Kingdom)	462,406	14,219,811
Aspen Pharmacare Holdings Ltd.	140,508	1,506,844
Bid Corp. Ltd.	123,402	2,922,938
Bidvest Group Ltd./The (c)	107,487	1,667,863
Capitec Bank Holdings Ltd.	32,176	3,226,659
Clicks Group Ltd.	86,620	1,358,700
Discovery Ltd. (a)	182,608	1,613,210
Exxaro Resources Ltd.	92,380	836,928
FirstRand Ltd.	1,828,914	7,444,001
Foschini Group Ltd./The	112,539	682,077
Gold Fields Ltd.	324,962	5,039,896
Growthpoint Properties Ltd.	1,185,089	839,593
Harmony Gold Mining Co. Ltd.	205,117	885,665
Impala Platinum Holdings Ltd.	314,611	2,272,458
Kumba Iron Ore Ltd.	24,061	657,368
Mr Price Group Ltd.	94,902	835,525
MTN Group Ltd.	614,148	4,809,474
MultiChoice Group Ltd.	114,425	566,311
Naspers Ltd. Class N	71,295	14,008,535
Nedbank Group Ltd.	164,705	2,164,293
Northam Platinum Holdings Ltd. (a)	130,360	1,101,413
Old Mutual Ltd.	1,749,454	1,272,686
OUTsurance Group Ltd.	298,629	645,725
Pepkor Holdings Ltd. (b)	757,113	735,787
Remgro Ltd.	195,834	1,760,603
Sanlam Ltd.	660,547	2,429,254
Sasol Ltd.	206,249	2,879,671
Shoprite Holdings Ltd.	184,231	2,661,930
Sibanye-Stillwater Ltd.	1,044,066	1,984,155
Standard Bank Group Ltd.	486,876	5,199,878
Vodacom Group Ltd.	233,170	1,538,104
Woolworths Holdings Ltd.	353,343	1,580,622
TOTAL SOUTH AFRICA		96,335,726
Spain - 1.6%
Acciona SA	8,958	1,342,955
ACS Actividades de Construccion y Servicios SA	79,584	2,781,708
Aena SME SA (b)	27,197	4,347,911
Amadeus IT Holding SA Class A	164,076	11,765,790
Banco Bilbao Vizcaya Argentaria SA	2,196,747	17,412,243
Banco Santander SA (Spain)	5,994,209	24,290,225
CaixaBank SA	1,501,789	6,075,037
Cellnex Telecom SA (b)	205,760	8,402,298
Corp. ACCIONA Energias Renovables SA	22,348	703,240
EDP Renovaveis SA	93,855	1,792,472
Enagas SA	92,688	1,644,325
Endesa SA	116,250	2,490,512
Grifols SA (a)	109,913	1,613,339
Iberdrola SA	2,210,334	27,595,628
Industria de Diseno Textil SA	397,804	15,227,070
Naturgy Energy Group SA	46,788	1,427,040
Redeia Corp. SA	150,971	2,523,918
Repsol SA	481,600	7,352,789
Telefonica SA	1,889,758	8,051,816
TOTAL SPAIN		146,840,316
Sweden - 1.9%
Alfa Laval AB	105,456	3,946,185
ASSA ABLOY AB (B Shares)	365,480	8,787,197
Atlas Copco AB:
(A Shares)	991,331	14,082,734
(B Shares)	554,011	6,839,350
Beijer Ref AB (B Shares)	142,279	1,935,548
Boliden AB	100,916	2,972,911
Embracer Group AB (a)	282,204	811,111
Epiroc AB:
(A Shares)	243,768	4,866,984
(B Shares)	137,063	2,328,133
EQT AB	130,718	3,121,913
Ericsson (B Shares)	1,060,837	5,336,515
Essity AB (B Shares)	222,032	5,503,130
Evolution AB (b)	66,652	8,218,792
Fastighets AB Balder (a)	230,169	1,074,489
Getinge AB (B Shares)	83,898	1,563,364
H&M Hennes & Mauritz AB (B Shares)	239,177	4,022,904
Hexagon AB (B Shares)	755,461	7,324,808
Holmen AB (B Shares)	33,399	1,286,603
Husqvarna AB (B Shares)	153,216	1,504,301
Industrivarden AB:
(A Shares)	49,997	1,419,203
(C Shares) (c)	54,862	1,553,652
Indutrade AB	99,849	2,095,364
Investment AB Latour (B Shares)	52,773	1,062,840
Investor AB:
(A Shares)	162,496	3,298,886
(B Shares)	627,719	12,818,076
Kinnevik AB (B Shares) (a)	88,437	1,206,868
L E Lundbergforetagen AB	25,859	1,139,364
Lifco AB	84,744	1,709,146
Nibe Industrier AB (B Shares)	551,507	4,963,689
Saab AB (B Shares)	29,327	1,545,697
Sagax AB	68,453	1,521,048
Sandvik AB	387,911	7,878,797
Securitas AB (B Shares)	182,864	1,555,831
Skandinaviska Enskilda Banken AB (A Shares)	588,427	7,130,060
Skanska AB (B Shares)	125,941	2,007,609
SKF AB (B Shares)	123,452	2,352,606
Svenska Cellulosa AB SCA (B Shares)	221,196	2,937,681
Svenska Handelsbanken AB (A Shares)	530,139	4,654,598
Swedbank AB (A Shares)	308,739	5,659,218
Swedish Orphan Biovitrum AB (a)	62,591	1,224,896
Tele2 AB (B Shares)	198,148	1,491,230
Telia Co. AB	884,407	1,901,327
Volvo AB:
(A Shares)	76,105	1,725,058
(B Shares)	547,018	12,058,779
Volvo Car AB (a)(c)	213,962	1,056,964
TOTAL SWEDEN		173,495,459
Switzerland - 4.0%
ABB Ltd. (Reg.)	572,071	22,955,802
Adecco SA (Reg.)	57,881	2,350,285
Alcon, Inc. (Switzerland)	182,068	15,458,190
Bachem Holding AG (B Shares)	12,198	1,123,914
Baloise Holdings AG	16,513	2,552,551
Banque Cantonale Vaudoise	11,290	1,266,168
Barry Callebaut AG	1,313	2,458,723
BKW AG	7,656	1,370,451
Clariant AG (Reg.)	76,983	1,256,199
Compagnie Financiere Richemont SA Series A	190,133	30,617,668
DSM-Firmenich AG	63,567	7,024,138
Dufry AG (a)	35,743	1,841,971
Ems-Chemie Holding AG	2,540	2,114,604
Geberit AG (Reg.)	12,435	7,035,639
Givaudan SA	3,363	11,334,049
Helvetia Holding AG (Reg.)	13,401	1,979,300
Julius Baer Group Ltd.	77,771	5,508,329
Kuehne & Nagel International AG	19,684	6,148,640
Lindt & Spruengli AG	38	4,610,286
Lindt & Spruengli AG (participation certificate)	378	4,620,698
Logitech International SA (Reg.)	59,707	4,209,376
Lonza Group AG	27,082	15,689,268
Novartis AG	746,884	78,196,677
Partners Group Holding AG	8,257	9,260,187
Schindler Holding AG:
(participation certificate)	14,120	3,419,694
(Reg.)	9,290	2,147,657
SGS SA (Reg.)	54,580	5,284,944
Sig Group AG	111,176	2,970,473
Sika AG	53,196	16,512,995
Sonova Holding AG	18,897	5,254,885
Straumann Holding AG	40,576	6,707,219
Swatch Group AG (Bearer)	10,855	3,465,434
Swatch Group AG (Bearer) (Reg.)	17,290	1,036,944
Swiss Life Holding AG	11,223	7,114,356
Swiss Prime Site AG	27,901	2,700,355
Swisscom AG	9,461	6,079,863
Temenos Group AG	23,586	2,022,005
UBS Group AG	1,198,254	26,485,117
VAT Group AG (b)	9,816	4,165,933
Zurich Insurance Group Ltd.	54,902	26,492,474
TOTAL SWITZERLAND		362,843,461
Taiwan - 4.1%
Accton Technology Corp.	187,000	2,268,754
Acer, Inc.	1,050,288	1,167,506
Advantech Co. Ltd.	170,411	2,118,907
ASE Technology Holding Co. Ltd.	1,108,840	4,050,776
Asia Cement Corp.	817,466	1,046,302
ASUSTeK Computer, Inc.	259,000	2,994,220
AUO Corp.	2,400,000	1,577,844
Catcher Technology Co. Ltd.	235,000	1,294,941
Cathay Financial Holding Co. Ltd.	3,499,869	5,085,403
Chailease Holding Co. Ltd.	552,693	3,651,151
Chang Hwa Commercial Bank	1,806,297	1,081,392
Cheng Shin Rubber Industry Co. Ltd.	686,899	838,826
China Airlines Ltd.	1,085,490	860,159
China Development Financial Ho	5,843,405	2,329,122
China Steel Corp.	4,281,426	3,800,605
Chunghwa Telecom Co. Ltd.	1,378,000	5,073,777
Compal Electronics, Inc.	1,492,000	1,442,908
CTBC Financial Holding Co. Ltd.	6,376,579	5,316,179
Delta Electronics, Inc.	707,621	8,214,301
E Ink Holdings, Inc.	309,000	2,208,124
E.SUN Financial Holdings Co. Ltd.	5,033,130	4,132,199
ECLAT Textile Co. Ltd.	70,941	1,221,178
eMemory Technology, Inc.	24,000	1,413,962
EVA Airways Corp.	973,000	1,135,671
Evergreen Marine Corp. (Taiwan)	375,248	1,239,465
Far Eastern New Century Corp.	1,109,664	1,046,720
Far EasTone Telecommunications Co. Ltd.	590,000	1,330,433
Feng Tay Enterprise Co. Ltd.	158,254	1,065,548
First Financial Holding Co. Ltd.	3,835,531	3,538,785
Formosa Chemicals & Fibre Corp.	1,263,590	2,624,620
Formosa Petrochemical Corp.	427,000	1,087,639
Formosa Plastics Corp.	1,382,480	3,653,126
Fubon Financial Holding Co. Ltd.	2,698,000	5,612,621
Giant Manufacturing Co. Ltd.	117,698	867,241
Global Unichip Corp.	32,000	1,661,691
GlobalWafers Co. Ltd.	81,000	1,322,302
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,538,990	15,641,251
Hotai Motor Co. Ltd.	111,000	2,672,235
Hua Nan Financial Holdings Co. Ltd.	3,217,423	2,273,635
Innolux Corp.	3,366,986	1,780,484
Inventec Corp.	992,280	2,007,503
Largan Precision Co. Ltd.	37,000	2,555,898
Lite-On Technology Corp.	734,910	3,512,798
MediaTek, Inc.	552,970	12,118,062
Mega Financial Holding Co. Ltd.	4,038,802	5,162,986
Micro-Star International Co. Ltd.	253,000	1,562,869
momo.com, Inc.	27,800	528,876
Nan Ya Plastics Corp.	1,720,780	3,825,656
Nan Ya Printed Circuit Board Corp.	85,000	669,504
Nanya Technology Corp.	442,000	1,014,946
Nien Made Enterprise Co. Ltd.	62,000	639,967
Novatek Microelectronics Corp.	209,000	2,814,457
Pegatron Corp.	717,000	1,739,783
PharmaEssentia Corp. (a)	88,000	958,648
Pou Chen Corp.	780,000	774,154
Powerchip Semiconductor Manufacturing Corp.	1,144,044	1,088,233
President Chain Store Corp.	209,000	1,851,966
Quanta Computer, Inc.	982,000	7,438,449
Realtek Semiconductor Corp.	167,090	2,284,579
Ruentex Development Co. Ltd.	620,835	701,954
Shin Kong Financial Holding Co. Ltd.	4,876,475	1,491,471
Sinopac Financial Holdings Co.	3,783,716	2,241,196
Synnex Technology International Corp.	473,500	890,275
Taishin Financial Holdings Co. Ltd.	4,147,688	2,404,094
Taiwan Business Bank	2,160,000	987,868
Taiwan Cement Corp.	2,228,612	2,640,133
Taiwan Cooperative Financial Holding Co. Ltd.	3,509,742	3,277,216
Taiwan High Speed Rail Corp.	669,000	640,613
Taiwan Mobile Co. Ltd.	625,600	1,875,648
Taiwan Semiconductor Manufacturing Co. Ltd.	8,975,000	161,760,721
The Shanghai Commercial & Savings Bank Ltd.	1,373,059	1,920,957
Uni-President Enterprises Corp.	1,748,080	4,180,602
Unimicron Technology Corp.	496,000	2,906,435
United Microelectronics Corp.	4,086,000	6,128,428
Vanguard International Semiconductor Corp.	346,000	849,451
Voltronic Power Technology Corp.	24,000	1,333,926
Walsin Lihwa Corp.	945,312	1,200,930
Wan Hai Lines Ltd.	276,360	442,373
Win Semiconductors Corp.	126,000	656,292
Winbond Electronics Corp.	1,109,000	1,033,766
Wistron Corp.	948,000	4,260,370
Wiwynn Corp.	32,000	1,809,058
WPG Holding Co. Ltd.	564,320	903,313
Yageo Corp.	117,352	1,712,610
Yang Ming Marine Transport Corp.	653,000	964,381
Yuanta Financial Holding Co. Ltd.	3,586,281	2,779,180
Zhen Ding Technology Holding Ltd.	236,302	788,024
TOTAL TAIWAN		377,072,622
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	228,500	1,511,518
Advanced Information Service PCL NVDR	206,500	1,365,989
Airports of Thailand PCL:
(For. Reg.) (a)	907,200	1,898,575
NVDR (a)	609,500	1,275,552
Asset World Corp. PCL:
(For. Reg.)	2,164,600	283,840
NVDR	130,100	17,060
B. Grimm Power PCL:
(For. Reg.)	222,000	251,793
NVDR	18,400	20,869
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,030,000	1,708,254
NVDR	2,055,200	1,729,460
Bangkok Expressway and Metro PCL:
(For. Reg.)	1,674,400	445,984
NVDR	971,100	258,657
Banpu PCL NVDR	2,845,400	812,020
Berli Jucker PCL:
(For. Reg.)	308,300	315,835
NVDR	104,700	107,259
BTS Group Holdings PCL:
(For. Reg.)	1,613,500	382,536
NVDR	1,314,100	311,553
Bumrungrad Hospital PCL:
(For. Reg.)	104,400	660,044
NVDR	114,900	726,428
Carabao Group PCL NVDR	109,400	232,953
Central Pattana PCL:
(For. Reg.)	540,000	1,074,784
NVDR	155,700	309,896
Central Retail Corp. PCL:
(For. Reg.)	273,766	330,538
NVDR	414,100	499,974
Charoen Pokphand Foods PCL:
(For. Reg.)	706,700	419,904
NVDR	648,200	385,144
CP ALL PCL:
(For. Reg.)	1,189,500	2,210,837
NVDR	963,400	1,790,601
CP Axtra PCL NVDR	767,900	775,430
Delta Electronics PCL NVDR	1,132,300	3,745,058
Electricity Generating PCL:
(For. Reg.)	38,400	150,048
NVDR	55,800	218,039
Energy Absolute PCL:
(For. Reg.)	281,900	511,570
NVDR	344,500	625,172
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	139,900	236,477
NVDR	113,100	191,176
Gulf Energy Development PCL:
(For. Reg.)	350,400	510,241
NVDR	729,700	1,062,566
Home Product Center PCL:
(For. Reg.)	1,181,867	491,219
NVDR	1,042,400	433,253
Indorama Ventures PCL NVDR	585,000	586,455
Intouch Holdings PCL:
(For. Reg.)	169,100	381,112
NVDR	196,000	441,739
Kasikornbank PCL NVDR	217,200	801,030
Krung Thai Bank PCL:
(For. Reg.)	788,655	473,216
NVDR	429,500	257,713
Krungthai Card PCL:
(For. Reg.)	150,000	206,352
NVDR	224,400	308,702
Land & House PCL:
(For. Reg.)	2,153,200	535,700
NVDR	1,095,500	272,552
Minor International PCL:
(For. Reg.)	1,019,598	984,831
NVDR unit	184,200	177,919
Muangthai Leasing PCL:
(For. Reg.)	145,909	151,610
NVDR	118,600	123,234
Osotspa PCL:
(For. Reg.)	123,400	105,648
NVDR	388,800	332,867
PTT Exploration and Production PCL:
(For. Reg.)	377,644	1,763,039
NVDR	136,000	634,919
PTT Global Chemical PCL:
(For. Reg.)	547,239	632,693
NVDR	296,600	342,915
PTT Oil & Retail Business PCL NVDR	1,048,200	656,563
PTT PCL:
(For. Reg.)	2,630,500	2,694,790
NVDR	1,056,300	1,082,116
Ratch Group PCL:
(For. Reg.)	98,200	104,193
NVDR unit	281,700	298,891
SCB X PCL:
(For. Reg.)	94,050	309,692
NVDR	226,400	745,500
SCG Packaging PCL NVDR	446,900	529,766
Siam Cement PCL:
(For. Reg.)	166,100	1,580,053
NVDR	117,800	1,120,591
Srisawad Corp. PCL:
(For. Reg.)	22,000	30,426
NVDR	227,600	314,770
Thai Oil PCL:
(For. Reg.)	321,912	482,892
NVDR	127,810	191,724
True Corp. PCL	3,510,130	744,869
True Corp. PCL NVDR	257,971	54,743
TOTAL THAILAND		50,743,931
Turkey - 0.2%
Akbank TAS	1,147,123	1,189,582
Aselsan A/S	233,147	645,545
Bim Birlesik Magazalar A/S JSC	161,877	1,298,369
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	535,229	828,388
Ford Otomotiv Sanayi A/S	25,189	887,789
Haci Omer Sabanci Holding A/S	377,446	806,929
Hektas Ticaret A/S (a)	423,899	481,754
Koc Holding A/S	281,504	1,410,511
Koza Altin Isletmeleri A/S	351,308	365,094
Pegasus Hava Tasimaciligi A/S (a)	16,395	512,733
Sasa Polyester Sanayi A/S	383,918	868,501
Tofas Turk Otomobil Fabrikasi A/S	45,418	509,088
Turk Hava Yollari AO (a)	204,390	1,777,420
Turkcell Iletisim Hizmet A/S	437,573	839,652
Turkiye Is Bankasi A/S Series C	1,283,143	719,611
Turkiye Petrol Rafinerileri A/S	356,181	1,366,940
Turkiye Sise ve Cam Fabrikalari A/S	504,329	999,570
Yapi ve Kredi Bankasi A/S	1,077,790	569,242
TOTAL TURKEY		16,076,718
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	1,073,414	2,565,976
Abu Dhabi Islamic Bank (a)	532,055	1,628,222
Abu Dhabi National Oil Co. for Distribution PJSC	1,161,689	1,233,518
Aldar Properties PJSC	1,412,581	1,988,359
Americana Restaurants International PLC	927,903	970,118
Dubai Islamic Bank Pakistan Ltd. (a)	1,065,413	1,667,926
Emaar Properties PJSC	2,432,951	4,477,865
Emirates NBD Bank PJSC (a)	682,828	3,160,466
Emirates Telecommunications Corp.	1,261,395	7,692,899
First Abu Dhabi Bank PJSC	1,601,495	6,383,481
Multiply Group (a)	1,441,197	1,267,409
NMC Health PLC (a)(d)	30,958	6
TOTAL UNITED ARAB EMIRATES		33,036,245
United Kingdom - 7.3%
3i Group PLC	354,511	8,994,364
Abrdn PLC	740,736	2,204,496
Admiral Group PLC	77,836	2,126,676
Ashtead Group PLC	159,756	11,813,417
Associated British Foods PLC	127,702	3,359,670
AstraZeneca PLC (United Kingdom)	564,633	81,124,366
Auto Trader Group PLC (b)	331,089	2,745,912
Aviva PLC	1,013,085	5,049,754
BAE Systems PLC	1,112,850	13,308,641
Barclays PLC	5,661,118	11,233,430
Barratt Developments PLC	355,742	2,085,025
Berkeley Group Holdings PLC	38,866	2,167,727
BP PLC	6,444,998	39,987,687
British American Tobacco PLC (United Kingdom)	774,079	26,030,824
British Land Co. PLC	315,982	1,370,642
BT Group PLC	2,520,873	3,946,898
Bunzl PLC	123,109	4,562,807
Burberry Group PLC	137,294	3,916,843
Centrica PLC	2,093,415	3,708,829
CK Hutchison Holdings Ltd.	979,393	6,040,240
CNH Industrial NV	372,318	5,366,757
Coca-Cola European Partners PLC	74,848	4,744,615
Compass Group PLC	635,827	16,542,727
Croda International PLC	51,337	3,880,529
DCC PLC (United Kingdom)	36,101	2,089,956
Diageo PLC	821,571	35,855,241
Entain PLC	231,628	4,120,021
Halma PLC	137,840	3,955,416
Hargreaves Lansdown PLC	127,764	1,396,006
HSBC Holdings PLC (United Kingdom)	7,281,350	60,481,944
Imperial Brands PLC	319,925	7,558,371
Informa PLC	505,200	4,915,778
InterContinental Hotel Group PLC	62,789	4,640,561
Intertek Group PLC	59,269	3,317,862
J Sainsbury PLC	610,261	2,172,537
JD Sports Fashion PLC	932,126	1,886,477
Johnson Matthey PLC	65,562	1,515,343
Just Eat Takeaway.com NV (a)(b)	76,559	1,373,467
Kingfisher PLC	718,141	2,264,566
Land Securities Group PLC	255,519	2,122,956
Legal & General Group PLC	2,170,719	6,502,039
Lloyds Banking Group PLC	24,138,154	13,945,788
London Stock Exchange Group PLC	146,353	15,893,176
M&G PLC	808,683	2,081,874
National Grid PLC	1,345,473	17,834,017
NatWest Group PLC	2,086,283	6,548,931
Next PLC	44,299	4,006,867
Ocado Group PLC (a)	209,891	2,527,708
Pearson PLC	238,201	2,634,876
Pepco Group NV (a)	63,590	548,325
Persimmon PLC	115,527	1,718,352
Phoenix Group Holdings PLC	269,566	1,903,403
Reckitt Benckiser Group PLC	261,368	19,579,637
RELX PLC (London Stock Exchange)	693,650	23,346,003
Rentokil Initial PLC	918,055	7,485,970
Rolls-Royce Holdings PLC (a)	3,044,047	7,217,857
Sage Group PLC	374,414	4,500,402
Schroders PLC	299,338	1,764,426
Segro PLC	437,987	4,288,751
Severn Trent PLC	92,170	3,021,034
Smith & Nephew PLC	317,734	4,833,690
Smiths Group PLC	128,329	2,798,100
Spirax-Sarco Engineering PLC	26,840	3,832,019
SSE PLC	397,322	8,594,418
St. James's Place PLC	197,910	2,387,485
Standard Chartered PLC (United Kingdom)	876,501	8,407,185
Taylor Wimpey PLC	1,276,835	1,873,769
Tesco PLC	2,662,968	8,819,948
Unilever PLC	921,002	49,488,131
United Utilities Group PLC	249,862	3,203,397
Vodafone Group PLC	8,329,012	7,923,068
Vodafone Group PLC sponsored ADR	78	750
Whitbread PLC	74,019	3,323,780
Wise PLC (a)	225,940	2,253,570
WPP PLC	389,731	4,255,373
TOTAL UNITED KINGDOM		665,323,497
United States of America - 4.5%
Brookfield Renewable Corp.	47,242	1,472,450
BRP, Inc.	13,044	1,199,991
CSL Ltd.	175,605	31,672,976
CyberArk Software Ltd. (a)	15,125	2,510,901
Experian PLC	334,835	12,939,895
GSK PLC	1,492,053	26,560,295
Haleon PLC	1,847,997	7,976,739
Holcim AG	201,996	14,036,991
James Hardie Industries PLC CDI	160,601	4,690,435
JBS SA	282,700	1,122,729
Legend Biotech Corp. ADR (a)	21,349	1,612,276
Monday.com Ltd. (a)	7,027	1,270,341
Nestle SA (Reg. S)	1,002,281	122,798,680
Parade Technologies Ltd.	29,000	847,361
QIAGEN NV (Germany) (a)	83,318	3,907,087
Roche Holding AG:
(Bearer)	10,207	3,382,631
(participation certificate)	257,487	79,834,222
Sanofi SA	413,375	44,100,729
Schneider Electric SA	197,400	35,210,654
Swiss Re Ltd.	109,994	11,465,460
Tenaris SA	173,365	2,880,898
TOTAL UNITED STATES OF AMERICA		411,493,741
Zambia - 0.1%
First Quantum Minerals Ltd.	214,114	6,350,433
TOTAL COMMON STOCKS (Cost $8,165,386,143)		9,016,689,146

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	1,992,644	7,020,343
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	91,407	843,370
Companhia Energetica de Minas Gerais (CEMIG) (PN)	503,805	1,349,872
Gerdau SA	426,640	2,639,010
Itau Unibanco Holding SA	1,762,321	10,673,618
Itausa-Investimentos Itau SA (PN)	1,880,840	3,905,863
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,710,500	11,253,218
TOTAL BRAZIL		37,685,294
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	52,477	3,847,836
Colombia - 0.0%
Bancolombia SA (PN)	155,262	1,185,551
France - 0.0%
Air Liquide SA (a)	8,637	1,552,880
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	21,957	2,467,284
Dr. Ing. h.c. F. Porsche AG Series F (b)	41,442	5,066,881
Henkel AG & Co. KGaA	63,166	4,874,072
Porsche Automobil Holding SE (Germany)	56,007	3,304,742
Sartorius AG (non-vtg.)	9,488	3,915,151
Volkswagen AG	75,143	9,954,615
TOTAL GERMANY		29,582,745
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	6,649	557,847
Hyundai Motor Co. Ltd. Series 2	12,390	1,051,150
LG Chemical Ltd.	2,712	833,093
LG H & H Co. Ltd.	694	98,637
Samsung Electronics Co. Ltd.	298,152	13,394,112
TOTAL KOREA (SOUTH)		15,934,839
Russia - 0.0%
Surgutneftegas OJSC (d)	2,913,333	51,405
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $85,270,270)		89,840,550

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	8,729

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $9,947,280)	10,000,000	9,945,900

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (h)	1,863,078	1,863,450
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i)	15,794,054	15,795,633
TOTAL MONEY MARKET FUNDS (Cost $17,659,083)		17,659,083

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $8,278,276,735)	9,134,143,408
NET OTHER ASSETS (LIABILITIES) - 0.2%	22,445,234
NET ASSETS - 100.0%	9,156,588,642

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	372	Sep 2023	41,027,880	1,506,909	1,506,909
ICE MSCI Emerging Markets Index Contracts (United States)	345	Sep 2023	18,186,675	1,073,305	1,073,305
TME S&P/TSX 60 Index Contracts (Canada)	26	Sep 2023	4,889,849	174,131	174,131

TOTAL FUTURES CONTRACTS					2,754,345
The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $233,746,633 or 2.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,663,512.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	122,732,231	1,169,729,767	1,290,598,548	3,863,590	634	(634)	1,863,450	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	17,459,839	196,934,030	198,598,236	496,414	-	-	15,795,633	0.1%
Total	140,192,070	1,366,663,797	1,489,196,784	4,360,004	634	(634)	17,659,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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